   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 12, 2009

                                                             FILE NO. 333-119422

                                                                       811-08584

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                               / /
POST-EFFECTIVE AMENDMENT NO. 11                                           /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 192                                                         /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P. O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P. O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/X/    immediately upon filing pursuant to paragraph (b) of Rule 485
/ /    on              pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Parts A and B of this Post-Effective Amendment No. 11, by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-119422), as filed on April 24, 2008.

Supplements to the Prospectus, dated February 12, 2009 are included in Part A of this Post-Effective Amendment. A supplement to the Statement of Additional Information is included in Part B of this Post Effective Amendment.

                                     PART A

             SUPPLEMENT DATED FEBRUARY 12, 2009 TO YOUR PROSPECTUS

EFFECTIVE FEBRUARY 12, 2009, THE FOLLOWING INVESTMENT OPTION IS ADDED IN ALPHABETICAL ORDER TO APPENDIX A.III:

                                                                                                   INVESTMENT ADVISER/
FUNDING OPTION                                       INVESTMENT OBJECTIVE SUMMARY                      SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Portfolio -- Class IB  Capital growth and current income         Putnam Investment Management, LLC

Please see the Fund's prospectus for expense information.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7894

             SUPPLEMENT DATED FEBRUARY 12, 2009 TO YOUR PROSPECTUS

The following language is added to the language under the heading "Financial Statements" in section 8.c:

We incorporate by reference the Hartford Life Insurance Company Annual report on Form 10-K for the year ended December 31, 2008 in the SAI.

You can find copies of the unaudited quarterly financial information for Hartford Life Insurance Company Separate Account Three for the period ended September 30, 2008 in the SAI. Deloitte & Touche, LLP has not audited, reviewed, or compiled the financial information and assumes no responsibility for the information.

To receive a copy of the SAI free of charge, call your registered representative or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

This supplement should be retained with the prospectus for future reference.

HV-7895

                                     PART B

 SUPPLEMENT DATED FEBRUARY 12, 2009 TO YOUR STATEMENT OF ADDITIONAL INFORMATION

The following language is added as a second paragraph under the section entitled "Experts:"

The financial statements and financial statement schedules incorporated in this Statement of Additional Information by reference from the Annual Report on Form 10-K of Hartford Life Insurance Company (the "Company") as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 11, 2009, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

This supplement should be retained with the Statement of Additional Information for future reference.

HV-7896

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH           GLOBAL RESEARCH
                                   STRATEGY PORTFOLIO          GROWTH PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                       --                        --
   Class II                                      --                        --
   Class X                                       --                        --
   Class Y                                       --                        --
   Class 1                                       --                        --
   Class 2                                       --                        --
   Other                                  4,638,855                   215,070
                                      =============              ============
  Cost:
   Class I                                       --                        --
   Class II                                      --                        --
   Class X                                       --                        --
   Class Y                                       --                        --
   Class 1                                       --                        --
   Class 2                                       --                        --
   Other                                $56,477,844                $2,851,035
                                      =============              ============
  Market Value:
   Class I                                       --                        --
   Class II                                      --                        --
   Class X                                       --                        --
   Class Y                                       --                        --
   Class 1                                       --                        --
   Class 2                                       --                        --
   Other                                $46,666,880                $1,896,914
 Due from Hartford Life
  Insurance Company                         104,449                        --
 Receivable from fund shares
  sold                                           --                        78
 Other assets                                    --                        --
                                      -------------              ------------
 Total Assets                            46,771,329                 1,896,992
                                      -------------              ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                              --                        78
 Payable for fund shares
  purchased                                 104,449                        --
 Other liabilities                               --                        --
                                      -------------              ------------
 Total Liabilities                          104,449                        78
                                      -------------              ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $46,666,880                $1,896,914
                                      =============              ============

(a)  Not used

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS                            ALLIANCEBERNSTEIN VPS
                                   INTERNATIONAL            SMALL/MID CAP        ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                  VALUE PORTFOLIO          VALUE PORTFOLIO          VALUE PORTFOLIO         GROWTH PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --                       --                      --
   Class II                                    --                      --                       --                      --
   Class X                                     --                      --                       --                      --
   Class Y                                     --                      --                       --                      --
   Class 1                                     --                      --                       --                      --
   Class 2                                     --                      --                       --                      --
   Other                                7,132,582               1,108,308                6,107,791                 200,947
                                   ==============           =============            =============            ============
  Cost:
   Class I                                     --                      --                       --                      --
   Class II                                    --                      --                       --                      --
   Class X                                     --                      --                       --                      --
   Class Y                                     --                      --                       --                      --
   Class 1                                     --                      --                       --                      --
   Class 2                                     --                      --                       --                      --
   Other                             $156,346,802             $19,413,022              $81,584,072              $4,488,725
                                   ==============           =============            =============            ============
  Market Value:
   Class I                                     --                      --                       --                      --
   Class II                                    --                      --                       --                      --
   Class X                                     --                      --                       --                      --
   Class Y                                     --                      --                       --                      --
   Class 1                                     --                      --                       --                      --
   Class 2                                     --                      --                       --                      --
   Other                             $109,413,804             $14,984,324              $59,489,880              $3,291,515
 Due from Hartford Life
  Insurance Company                            --                      --                       --                      --
 Receivable from fund shares
  sold                                     58,960                  69,944                   42,406                   3,687
 Other assets                                  --                      --                        2                      --
                                   --------------           -------------            -------------            ------------
 Total Assets                         109,472,764              15,054,268               59,532,288               3,295,202
                                   --------------           -------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        58,960                  69,944                   42,406                   3,687
 Payable for fund shares
  purchased                                    --                      --                       --                      --
 Other liabilities                              2                      --                       --                      --
                                   --------------           -------------            -------------            ------------
 Total Liabilities                         58,962                  69,944                   42,406                   3,687
                                   --------------           -------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $109,413,802             $14,984,324              $59,489,882              $3,291,515
                                   ==============           =============            =============            ============

                                  AIM V.I.         AMERICAN FUNDS
                                INTERNATIONAL          GLOBAL            AMERICAN FUNDS
                                 GROWTH FUND        GROWTH FUND            GROWTH FUND
                               SUB-ACCOUNT (B)      SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                             --                     --                     --
   Class II                            --                     --                     --
   Class X                             --                     --                     --
   Class Y                             --                     --                     --
   Class 1                             --                     --                     --
   Class 2                             --                184,035                510,108
   Other                               25                     --                     --
                                    =====           ============          =============
  Cost:
   Class I                             --                     --                     --
   Class II                            --                     --                     --
   Class X                             --                     --                     --
   Class Y                             --                     --                     --
   Class 1                             --                     --                     --
   Class 2                             --             $3,193,667            $24,615,094
   Other                             $760                     --                     --
                                    =====           ============          =============
  Market Value:
   Class I                             --                     --                     --
   Class II                            --                     --                     --
   Class X                             --                     --                     --
   Class Y                             --                     --                     --
   Class 1                             --                     --                     --
   Class 2                             --             $3,272,152            $23,199,728
   Other                             $619                     --                     --
 Due from Hartford Life
  Insurance Company                    --                     --                     --
 Receivable from fund shares
  sold                                 --                    152                 32,285
 Other assets                          --                     --                     --
                                    -----           ------------          -------------
 Total Assets                         619              3,272,304             23,232,013
                                    -----           ------------          -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    --                    152                 32,285
 Payable for fund shares
  purchased                            --                     --                     --
 Other liabilities                     --                     --                     --
                                    -----           ------------          -------------
 Total Liabilities                     --                    152                 32,285
                                    -----           ------------          -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $619             $3,272,152            $23,199,728
                                    =====           ============          =============

(b) From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------


                                    AMERICAN FUNDS           AMERICAN FUNDS
                                  GROWTH-INCOME FUND       INTERNATIONAL FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                       --
   Class II                                     --                       --
   Class X                                      --                       --
   Class Y                                      --                       --
   Class 1                                      --                       --
   Class 2                                 545,346                  688,680
   Other                                        --                       --
                                     =============            =============
  Cost:
   Class I                                      --                       --
   Class II                                     --                       --
   Class X                                      --                       --
   Class Y                                      --                       --
   Class 1                                      --                       --
   Class 2                             $17,533,571              $11,012,000
   Other                                        --                       --
                                     =============            =============
  Market Value:
   Class I                                      --                       --
   Class II                                     --                       --
   Class X                                      --                       --
   Class Y                                      --                       --
   Class 1                                      --                       --
   Class 2                             $17,183,844              $10,881,140
   Other                                        --                       --
 Due from Hartford Life
  Insurance Company                             --                       --
 Receivable from fund shares
  sold                                      12,702                   16,200
 Other assets                                   --                       --
                                     -------------            -------------
 Total Assets                           17,196,546               10,897,340
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         12,702                   16,200
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                       --
                                     -------------            -------------
 Total Liabilities                          12,702                   16,200
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $17,183,844              $10,881,140
                                     =============            =============

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS               BB&T                    BB&T
                                    GLOBAL SMALL              MID CAP             CAPITAL MANAGER               BB&T
                                CAPITALIZATION FUND          GROWTH VIF              EQUITY VIF            LARGE CAP VIF
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                      --                      --
   Class II                                   --                      --                      --                      --
   Class X                                    --                      --                      --                      --
   Class Y                                    --                      --                      --                      --
   Class 1                                    --                      --                      --                      --
   Class 2                               189,609                      --                      --                      --
   Other                                      --                 240,389                 171,733                 426,019
                                    ============            ============            ============            ============
  Cost:
   Class I                                    --                      --                      --                      --
   Class II                                   --                      --                      --                      --
   Class X                                    --                      --                      --                      --
   Class Y                                    --                      --                      --                      --
   Class 1                                    --                      --                      --                      --
   Class 2                            $3,033,852                      --                      --                      --
   Other                                      --              $3,622,034              $1,702,898              $5,997,688
                                    ============            ============            ============            ============
  Market Value:
   Class I                                    --                      --                      --                      --
   Class II                                   --                      --                      --                      --
   Class X                                    --                      --                      --                      --
   Class Y                                    --                      --                      --                      --
   Class 1                                    --                      --                      --                      --
   Class 2                            $3,043,227                      --                      --                      --
   Other                                      --              $2,351,002              $1,044,137              $3,497,616
 Due from Hartford Life
  Insurance Company                           --                      --                      --                      --
 Receivable from fund shares
  sold                                     2,561                  11,021                   5,162                     582
 Other assets                                 --                      --                      --                       1
                                    ------------            ------------            ------------            ------------
 Total Assets                          3,045,788               2,362,023               1,049,299               3,498,199
                                    ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        2,561                  11,021                   5,162                     582
 Payable for fund shares
  purchased                                   --                      --                      --                      --
 Other liabilities                            --                      --                      --                      --
                                    ------------            ------------            ------------            ------------
 Total Liabilities                         2,561                  11,021                   5,162                     582
                                    ------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,043,227              $2,351,002              $1,044,137              $3,497,617
                                    ============            ============            ============            ============

                                   BB&T
                                  SPECIAL              BB&T                EVERGREEN VA
                               OPPORTUNITIES       TOTAL RETURN        DIVERSIFIED CAPITAL
                                EQUITY VIF           BOND VIF              BUILDER FUND
                                SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT (C)
-----------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                 --                 36,157
   Class II                               --                 --                     --
   Class X                                --                 --                     --
   Class Y                                --                 --                     --
   Class 1                                --                 --                     --
   Class 2                                --                 --                     --
   Other                             969,419            614,055                     --
                               =============       ============             ==========
  Cost:
   Class I                                --                 --               $532,895
   Class II                               --                 --                     --
   Class X                                --                 --                     --
   Class Y                                --                 --                     --
   Class 1                                --                 --                     --
   Class 2                                --                 --                     --
   Other                         $14,090,215         $6,117,387                     --
                               =============       ============             ==========
  Market Value:
   Class I                                --                 --               $428,817
   Class II                               --                 --                     --
   Class X                                --                 --                     --
   Class Y                                --                 --                     --
   Class 1                                --                 --                     --
   Class 2                                --                 --                     --
   Other                         $12,932,051         $5,937,913                     --
 Due from Hartford Life
  Insurance Company                       --                 --                     --
 Receivable from fund shares
  sold                                40,599             20,312                    218
 Other assets                             --                 --                     --
                               -------------       ------------             ----------
 Total Assets                     12,972,650          5,958,225                429,035
                               -------------       ------------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   40,599             20,312                    218
 Payable for fund shares
  purchased                               --                 --                     --
 Other liabilities                        --                164                     --
                               -------------       ------------             ----------
 Total Liabilities                    40,599             20,476                    218
                               -------------       ------------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $12,932,051         $5,937,749               $428,817
                               =============       ============             ==========

(c)  Formerly Evergreen VA Balanced Fund. Change effective May 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                             EVERGREEN VA
                                     EVERGREEN VA           INTERNATIONAL
                                     GROWTH FUND             EQUITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                362,880                 176,817
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                       --                      --
                                     ============            ============
  Cost:
   Class I                             $5,371,264              $2,837,331
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                       --                      --
                                     ============            ============
  Market Value:
   Class I                             $4,042,479              $2,047,535
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                       --                      --
 Due from Hartford Life
  Insurance Company                            --                      87
 Receivable from fund shares
  sold                                     15,583                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           4,058,062               2,047,622
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        15,583                      --
 Payable for fund shares
  purchased                                    --                      87
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                         15,583                      87
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $4,042,479              $2,047,535
                                     ============            ============

-------------------------------------------------------------------------------

                                                    EVERGREEN VA       EVERGREEN VA           FIDELITY VIP
                                  EVERGREEN VA         SPECIAL         FUNDAMENTAL            EQUITY-INCOME
                                   OMEGA FUND        VALUES FUND      LARGE CAP FUND            PORTFOLIO
                                   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                              2,755             856,453            9,587                       --
   Class II                                --                  --               --                       --
   Class X                                 --                  --               --                       --
   Class Y                                 --                  --               --                       --
   Class 1                                 --                  --               --                       --
   Class 2                                 --                  --               --                       --
   Other                                   --                  --               --                3,555,402
                                    =========       =============       ==========            =============
  Cost:
   Class I                            $47,166         $14,296,103         $181,516                       --
   Class II                                --                  --               --                       --
   Class X                                 --                  --               --                       --
   Class Y                                 --                  --               --                       --
   Class 1                                 --                  --               --                       --
   Class 2                                 --                  --               --                       --
   Other                                   --                  --               --              $88,820,338
                                    =========       =============       ==========            =============
  Market Value:
   Class I                            $49,345         $10,791,310         $158,769                       --
   Class II                                --                  --               --                       --
   Class X                                 --                  --               --                       --
   Class Y                                 --                  --               --                       --
   Class 1                                 --                  --               --                       --
   Class 2                                 --                  --               --                       --
   Other                                   --                  --               --              $63,357,262
 Due from Hartford Life
  Insurance Company                        --                  --               --                       --
 Receivable from fund shares
  sold                                      2              52,683                7                   69,046
 Other assets                              --                  --               --                       --
                                    ---------       -------------       ----------            -------------
 Total Assets                          49,347          10,843,993          158,776               63,426,308
                                    ---------       -------------       ----------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         2              52,683                7                   69,046
 Payable for fund shares
  purchased                                --                  --               --                       --
 Other liabilities                         --                  --               --                        1
                                    ---------       -------------       ----------            -------------
 Total Liabilities                          2              52,683                7                   69,047
                                    ---------       -------------       ----------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $49,345         $10,791,310         $158,769              $63,357,261
                                    =========       =============       ==========            =============

                               FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                  GROWTH      CONTRAFUND(R)      MID CAP
                                 PORTFOLIO      PORTFOLIO       PORTFOLIO
                                SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --              --              --
   Class II                               --              --              --
   Class X                                --              --              --
   Class Y                                --              --              --
   Class 1                                --              --              --
   Class 2                                --              --              --
   Other                             571,967      16,511,676       3,340,793
                               =============  ==============  ==============
  Cost:
   Class I                                --              --              --
   Class II                               --              --              --
   Class X                                --              --              --
   Class Y                                --              --              --
   Class 1                                --              --              --
   Class 2                                --              --              --
   Other                         $19,803,816    $498,054,712    $107,555,980
                               =============  ==============  ==============
  Market Value:
   Class I                                --              --              --
   Class II                               --              --              --
   Class X                                --              --              --
   Class Y                                --              --              --
   Class 1                                --              --              --
   Class 2                                --              --              --
   Other                         $18,445,946    $329,077,700     $79,477,461
 Due from Hartford Life
  Insurance Company                       --              --              --
 Receivable from fund shares
  sold                                   988         399,827         244,529
 Other assets                             --               2              --
                               -------------  --------------  --------------
 Total Assets                     18,446,934     329,477,529      79,721,990
                               -------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      988         399,827         244,529
 Payable for fund shares
  purchased                               --              --              --
 Other liabilities                        --              --              --
                               -------------  --------------  --------------
 Total Liabilities                       988         399,827         244,529
                               -------------  --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $18,445,946    $329,077,702     $79,477,461
                               =============  ==============  ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                            FIDELITY VIP
                                     FIDELITY VIP         DYNAMIC CAPITAL
                                   VALUE STRATEGIES         APPRECIATION
                                      PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                    --
   Class II                                    --                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Class 1                                     --                    --
   Class 2                                     --                 6,291
   Other                                  605,377                31,922
                                     ============            ==========
  Cost:
   Class I                                     --                    --
   Class II                                    --                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Class 1                                     --                    --
   Class 2                                     --               $56,175
   Other                               $7,446,534              $253,306
                                     ============            ==========
  Market Value:
   Class I                                     --                    --
   Class II                                    --                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Class 1                                     --                    --
   Class 2                                     --               $52,904
   Other                               $4,588,758               197,770
 Due from Hartford Life
  Insurance Company                            --                 1,176
 Receivable from fund shares
  sold                                     31,627                    --
 Other assets                                  --                    --
                                     ------------            ----------
 Total Assets                           4,620,385               251,850
                                     ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        31,627                    --
 Payable for fund shares
  purchased                                    --                 1,176
 Other liabilities                             --                    --
                                     ------------            ----------
 Total Liabilities                         31,627                 1,176
                                     ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $4,588,758              $250,674
                                     ============            ==========

-------------------------------------------------------------------------------

                                      FRANKLIN              FRANKLIN               FRANKLIN
                                   SMALL-MID CAP            SMALL CAP              STRATEGIC
                                       GROWTH                 VALUE                 INCOME               MUTUAL SHARES
                                  SECURITIES FUND        SECURITIES FUND        SECURITIES FUND         SECURITIES FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (B)          SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                 --                         --                      --
   Class II                                   --                 --                         --                      --
   Class X                                    --                 --                         --                      --
   Class Y                                    --                 --                         --                      --
   Class 1                                    --                 --                    876,180                      --
   Class 2                               174,084                 --                         --                 659,464
   Other                                      --                 28                         --                      66
                                    ============              =====              =============            ============
  Cost:
   Class I                                    --                 --                         --                      --
   Class II                                   --                 --                         --                      --
   Class X                                    --                 --                         --                      --
   Class Y                                    --                 --                         --                      --
   Class 1                                    --                 --                $10,495,040                      --
   Class 2                            $3,198,369                 --                         --              $9,667,730
   Other                                      --               $473                         --                  $1,217
                                    ============              =====              =============            ============
  Market Value:
   Class I                                    --                 --                         --                      --
   Class II                                   --                 --                         --                      --
   Class X                                    --                 --                         --                      --
   Class Y                                    --                 --                         --                      --
   Class 1                                    --                 --                 $9,857,023                      --
   Class 2                            $2,807,983                 --                         --              $9,845,801
   Other                                      --               $420                         --                   1,000
 Due from Hartford Life
  Insurance Company                           62                 --                         --                      --
 Receivable from fund shares
  sold                                        --                 --                    275,238                   9,332
 Other assets                                 --                 --                         --                      --
                                    ------------              -----              -------------            ------------
 Total Assets                          2,808,045                420                 10,132,261               9,856,133
                                    ------------              -----              -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                 --                    275,238                   9,332
 Payable for fund shares
  purchased                                   62                 --                         --                      --
 Other liabilities                            --                 --                         --                      --
                                    ------------              -----              -------------            ------------
 Total Liabilities                            62                 --                    275,238                   9,332
                                    ------------              -----              -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,807,983               $420                 $9,857,023              $9,846,801
                                    ============              =====              =============            ============

                                     TEMPLETON
                                     DEVELOPING              TEMPLETON              TEMPLETON
                                      MARKETS                  GROWTH             GLOBAL INCOME
                                  SECURITIES FUND         SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (B)
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                  --
   Class II                                   --                      --                  --
   Class X                                    --                      --                  --
   Class Y                                    --                      --                  --
   Class 1                               217,059                      --                  --
   Class 2                                    --                 251,640                  --
   Other                                      --                      --                 114
                                    ============            ============             =======
  Cost:
   Class I                                    --                      --                  --
   Class II                                   --                      --                  --
   Class X                                    --                      --                  --
   Class Y                                    --                      --                  --
   Class 1                            $1,883,765                      --                  --
   Class 2                                    --              $2,746,010                  --
   Other                                      --                      --              $1,884
                                    ============            ============             =======
  Market Value:
   Class I                                    --                      --                  --
   Class II                                   --                      --                  --
   Class X                                    --                      --                  --
   Class Y                                    --                      --                  --
   Class 1                            $1,864,536                      --                  --
   Class 2                                    --              $2,632,158                  --
   Other                                      --                      --              $1,901
 Due from Hartford Life
  Insurance Company                           --                      --                  --
 Receivable from fund shares
  sold                                     6,056                   1,641                  --
 Other assets                                 --                      --                  --
                                    ------------            ------------             -------
 Total Assets                          1,870,592               2,633,799               1,901
                                    ------------            ------------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        6,056                   1,641                  --
 Payable for fund shares
  purchased                                   --                      --                  --
 Other liabilities                            --                      --                  --
                                    ------------            ------------             -------
 Total Liabilities                         6,056                   1,641                  --
                                    ------------            ------------             -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,864,536              $2,632,158              $1,901
                                    ============            ============             =======

(b) From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                     HARTFORD
                                  HARTFORD           LARGECAP
                                  ADVISERS            GROWTH
                                  HLS FUND           HLS FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --               --
   Class II                                --               --
   Class X                                 --               --
   Class Y                                 --               --
   Class 1                                 --               --
   Class 2                                 --               --
   Other                            1,364,250           28,578
                                =============       ==========
  Cost:
   Class I                                 --               --
   Class II                                --               --
   Class X                                 --               --
   Class Y                                 --               --
   Class 1                                 --               --
   Class 2                                 --               --
   Other                          $31,260,681         $507,869
                                =============       ==========
  Market Value:
   Class I                                 --               --
   Class II                                --               --
   Class X                                 --               --
   Class Y                                 --               --
   Class 1                                 --               --
   Class 2                                 --               --
   Other                          $23,254,973         $379,262
 Due from Hartford Life
  Insurance Company                        --               --
 Receivable from fund shares
  sold                                 20,653               13
 Other assets                              --               --
                                -------------       ----------
 Total Assets                      23,275,626          379,275
                                -------------       ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    20,653               13
 Payable for fund shares
  purchased                                --               --
 Other liabilities                          3               --
                                -------------       ----------
 Total Liabilities                     20,656               13
                                -------------       ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $23,254,970         $379,262
                                =============       ==========

-------------------------------------------------------------------------------

                                  HARTFORD          HARTFORD           HARTFORD            HARTFORD
                                   TOTAL             CAPITAL           DIVIDEND          FUNDAMENTAL
                                RETURN BOND       APPRECIATION        AND GROWTH            GROWTH
                                  HLS FUND          HLS FUND           HLS FUND            HLS FUND
                                SUB-ACCOUNT      SUB-ACCOUNT (B)     SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --             --                    --                 --
   Class II                                --             --                    --                 --
   Class X                                 --             --                    --                 --
   Class Y                                 --             --                    --                 --
   Class 1                                 --             --                    --                 --
   Class 2                                 --             --                    --                 --
   Other                           36,452,581             26            15,259,391            241,976
                               ==============        =======        ==============       ============
  Cost:
   Class I                                 --             --                    --                 --
   Class II                                --             --                    --                 --
   Class X                                 --             --                    --                 --
   Class Y                                 --             --                    --                 --
   Class 1                                 --             --                    --                 --
   Class 2                                 --             --                    --                 --
   Other                         $416,348,021         $1,208          $345,437,366         $2,562,770
                               ==============        =======        ==============       ============
  Market Value:
   Class I                                 --             --                    --                 --
   Class II                                --             --                    --                 --
   Class X                                 --             --                    --                 --
   Class Y                                 --             --                    --                 --
   Class 1                                 --             --                    --                 --
   Class 2                                 --             --                    --                 --
   Other                         $384,776,891           $905          $278,560,704         $1,947,911
 Due from Hartford Life
  Insurance Company                        --             --                    --                 --
 Receivable from fund shares
  sold                                911,239              1               211,589             26,250
 Other assets                              --             --                    56                 --
                               --------------        -------        --------------       ------------
 Total Assets                     385,688,130            906           278,772,349          1,974,161
                               --------------        -------        --------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   911,239              1               211,589             26,250
 Payable for fund shares
  purchased                                --             --                    --                 --
 Other liabilities                         53             --                    --                 --
                               --------------        -------        --------------       ------------
 Total Liabilities                    911,292              1               211,589             26,250
                               --------------        -------        --------------       ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $384,776,838           $905          $278,560,760         $1,947,911
                               ==============        =======        ==============       ============

                                      HARTFORD
                                       GLOBAL               HARTFORD               HARTFORD
                                      ADVISERS            GLOBAL EQUITY         GLOBAL GROWTH
                                      HLS FUND              HLS FUND               HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (B)         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                   --                      --
   Class II                                   --                   --                      --
   Class X                                    --                   --                      --
   Class Y                                    --                   --                      --
   Class 1                                    --                   --                      --
   Class 2                                    --                   --                      --
   Other                                 514,953                6,440                 456,135
                                    ============            =========            ============
  Cost:
   Class I                                    --                   --                      --
   Class II                                   --                   --                      --
   Class X                                    --                   --                      --
   Class Y                                    --                   --                      --
   Class 1                                    --                   --                      --
   Class 2                                    --                   --                      --
   Other                              $6,543,955              $59,033              $9,154,895
                                    ============            =========            ============
  Market Value:
   Class I                                    --                   --                      --
   Class II                                   --                   --                      --
   Class X                                    --                   --                      --
   Class Y                                    --                   --                      --
   Class 1                                    --                   --                      --
   Class 2                                    --                   --                      --
   Other                              $5,439,032              $52,715              $6,402,178
 Due from Hartford Life
  Insurance Company                       53,893                   --                      --
 Receivable from fund shares
  sold                                        --                    2                  72,488
 Other assets                                  1                   --                      --
                                    ------------            ---------            ------------
 Total Assets                          5,492,926               52,717               6,474,666
                                    ------------            ---------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                    2                  72,488
 Payable for fund shares
  purchased                               53,893                   --                      --
 Other liabilities                            --                   --                      --
                                    ------------            ---------            ------------
 Total Liabilities                        53,893                    2                  72,488
                                    ------------            ---------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $5,439,033              $52,715              $6,402,178
                                    ============            =========            ============

(b) From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                   HARTFORD
                                 DISCIPLINED      HARTFORD
                                    EQUITY         GROWTH
                                   HLS FUND       HLS FUND
                                 SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --             --
   Class II                                 --             --
   Class X                                  --             --
   Class Y                                  --             --
   Class 1                                  --             --
   Class 2                                  --             --
   Other                            17,545,180      1,029,660
                                ==============  =============
  Cost:
   Class I                                  --             --
   Class II                                 --             --
   Class X                                  --             --
   Class Y                                  --             --
   Class 1                                  --             --
   Class 2                                  --             --
   Other                          $231,769,747    $12,873,569
                                ==============  =============
  Market Value:
   Class I                                  --             --
   Class II                                 --             --
   Class X                                  --             --
   Class Y                                  --             --
   Class 1                                  --             --
   Class 2                                  --             --
   Other                          $190,628,788     $9,814,506
 Due from Hartford Life
  Insurance Company                         --            431
 Receivable from fund shares
  sold                                 173,396             --
 Other assets                                7             --
                                --------------  -------------
 Total Assets                      190,802,191      9,814,937
                                --------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    173,396             --
 Payable for fund shares
  purchased                                 --            431
 Other liabilities                          --              1
                                --------------  -------------
 Total Liabilities                     173,396            432
                                --------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $190,628,795     $9,814,505
                                ==============  =============

-------------------------------------------------------------------------------

                                 HARTFORD                                              HARTFORD
                                  GROWTH        HARTFORD            HARTFORD         INTERNATIONAL
                               OPPORTUNITIES   HIGH YIELD            INDEX              GROWTH
                                 HLS FUND       HLS FUND            HLS FUND           HLS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --             --                 --                  --
   Class II                               --             --                 --                  --
   Class X                                --             --                 --                  --
   Class Y                                --             --                 --                  --
   Class 1                                --             --                 --                  --
   Class 2                                --             --                 --                  --
   Other                           2,024,598      3,083,556            293,443           2,944,041
                               =============  =============       ============       =============
  Cost:
   Class I                                --             --                 --                  --
   Class II                               --             --                 --                  --
   Class X                                --             --                 --                  --
   Class Y                                --             --                 --                  --
   Class 1                                --             --                 --                  --
   Class 2                                --             --                 --                  --
   Other                         $63,551,685    $29,462,397         $9,478,842         $40,848,340
                               =============  =============       ============       =============
  Market Value:
   Class I                                --             --                 --                  --
   Class II                               --             --                 --                  --
   Class X                                --             --                 --                  --
   Class Y                                --             --                 --                  --
   Class 1                                --             --                 --                  --
   Class 2                                --             --                 --                  --
   Other                         $46,558,383    $24,796,916         $7,347,331         $23,912,948
 Due from Hartford Life
  Insurance Company                       --             --              4,045                  --
 Receivable from fund shares
  sold                                18,840         51,730                 --              25,713
 Other assets                              2             --                 --                  --
                               -------------  -------------       ------------       -------------
 Total Assets                     46,577,225     24,848,646          7,351,376          23,938,661
                               -------------  -------------       ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   18,840         51,730                 --              25,713
 Payable for fund shares
  purchased                               --             --              4,045                  --
 Other liabilities                        --             --                  1                   1
                               -------------  -------------       ------------       -------------
 Total Liabilities                    18,840         51,730              4,046              25,714
                               -------------  -------------       ------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $46,558,385    $24,796,916         $7,347,330         $23,912,947
                               =============  =============       ============       =============

                                      HARTFORD            HARTFORD           HARTFORD
                                    INTERNATIONAL       INTERNATIONAL         MIDCAP
                                    SMALL COMPANY       OPPORTUNITIES         GROWTH
                                      HLS FUND            HLS FUND           HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                  --               --
   Class II                                    --                  --               --
   Class X                                     --                  --               --
   Class Y                                     --                  --               --
   Class 1                                     --                  --               --
   Class 2                                     --                  --               --
   Other                                1,004,698           5,067,135           97,324
                                    =============       =============       ==========
  Cost:
   Class I                                     --                  --               --
   Class II                                    --                  --               --
   Class X                                     --                  --               --
   Class Y                                     --                  --               --
   Class 1                                     --                  --               --
   Class 2                                     --                  --               --
   Other                              $16,596,843         $74,002,604         $894,328
                                    =============       =============       ==========
  Market Value:
   Class I                                     --                  --               --
   Class II                                    --                  --               --
   Class X                                     --                  --               --
   Class Y                                     --                  --               --
   Class 1                                     --                  --               --
   Class 2                                     --                  --               --
   Other                               $9,987,504         $53,053,834         $714,819
 Due from Hartford Life
  Insurance Company                        16,345                  --              213
 Receivable from fund shares
  sold                                         --              39,160               --
 Other assets                                   1                  --               --
                                    -------------       -------------       ----------
 Total Assets                          10,003,850          53,092,994          715,032
                                    -------------       -------------       ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --              39,160               --
 Payable for fund shares
  purchased                                16,345                  --              213
 Other liabilities                             --                  --               --
                                    -------------       -------------       ----------
 Total Liabilities                         16,345              39,160              213
                                    -------------       -------------       ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $9,987,505         $53,053,834         $714,819
                                    =============       =============       ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                   HARTFORD           HARTFORD
                                 MONEY MARKET      SMALLCAP VALUE
                                   HLS FUND           HLS FUND
                                 SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --               --
   Class II                                 --               --
   Class X                                  --               --
   Class Y                                  --               --
   Class 1                                  --               --
   Class 2                                  --               --
   Other                           145,468,862           47,749
                                ==============       ==========
  Cost:
   Class I                                  --               --
   Class II                                 --               --
   Class X                                  --               --
   Class Y                                  --               --
   Class 1                                  --               --
   Class 2                                  --               --
   Other                          $145,468,862         $479,581
                                ==============       ==========
  Market Value:
   Class I                                  --               --
   Class II                                 --               --
   Class X                                  --               --
   Class Y                                  --               --
   Class 1                                  --               --
   Class 2                                  --               --
   Other                          $145,468,862         $468,080
 Due from Hartford Life
  Insurance Company                  2,436,018               --
 Receivable from fund shares
  sold                                      --               20
 Other assets                               18               --
                                --------------       ----------
 Total Assets                      147,904,898          468,100
                                --------------       ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --               20
 Payable for fund shares
  purchased                          2,436,018               --
 Other liabilities                          --               --
                                --------------       ----------
 Total Liabilities                   2,436,018               20
                                --------------       ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $145,468,880         $468,080
                                ==============       ==========

-------------------------------------------------------------------------------

                                                                                                        HARTFORD
                                      HARTFORD                 HARTFORD            HARTFORD         U.S. GOVERNMENT
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK             SECURITIES
                                      HLS FUND                 HLS FUND            HLS FUND             HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (D)
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --                  --                   --
   Class II                                    --                       --                  --                   --
   Class X                                     --                       --                  --                   --
   Class Y                                     --                       --                  --                   --
   Class 1                                     --                       --                  --                   --
   Class 2                                     --                       --                  --                   --
   Other                                1,501,879                1,117,330             458,001           16,332,569
                                    =============            =============       =============       ==============
  Cost:
   Class I                                     --                       --                  --                   --
   Class II                                    --                       --                  --                   --
   Class X                                     --                       --                  --                   --
   Class Y                                     --                       --                  --                   --
   Class 1                                     --                       --                  --                   --
   Class 2                                     --                       --                  --                   --
   Other                              $28,028,039              $23,685,195         $22,702,837         $180,450,441
                                    =============            =============       =============       ==============
  Market Value:
   Class I                                     --                       --                  --                   --
   Class II                                    --                       --                  --                   --
   Class X                                     --                       --                  --                   --
   Class Y                                     --                       --                  --                   --
   Class 1                                     --                       --                  --                   --
   Class 2                                     --                       --                  --                   --
   Other                              $22,425,115              $17,576,028         $16,114,200         $174,832,093
 Due from Hartford Life
  Insurance Company                            --                       --                  --                    7
 Receivable from fund shares
  sold                                     36,633                   76,395              17,537               58,955
 Other assets                                  --                       --                   1                  179
                                    -------------            -------------       -------------       --------------
 Total Assets                          22,461,748               17,652,423          16,131,738          174,891,234
                                    -------------            -------------       -------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        36,633                   76,395              17,537               58,955
 Payable for fund shares
  purchased                                    --                       --                  --                    7
 Other liabilities                              1                        3                  --                   --
                                    -------------            -------------       -------------       --------------
 Total Liabilities                         36,634                   76,398              17,537               58,962
                                    -------------            -------------       -------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $22,425,114              $17,576,025         $16,114,201         $174,832,272
                                    =============            =============       =============       ==============

                                                HARTFORD       HARTFORD
                                 HARTFORD         VALUE         EQUITY
                                   VALUE      OPPORTUNITIES     INCOME
                                 HLS FUND       HLS FUND       HLS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --             --             --
   Class II                               --             --             --
   Class X                                --             --             --
   Class Y                                --             --             --
   Class 1                                --             --             --
   Class 2                                --             --             --
   Other                           3,563,069      1,206,398        867,754
                               =============  =============  =============
  Cost:
   Class I                                --             --             --
   Class II                               --             --             --
   Class X                                --             --             --
   Class Y                                --             --             --
   Class 1                                --             --             --
   Class 2                                --             --             --
   Other                         $44,184,038    $23,085,251    $11,892,364
                               =============  =============  =============
  Market Value:
   Class I                                --             --             --
   Class II                               --             --             --
   Class X                                --             --             --
   Class Y                                --             --             --
   Class 1                                --             --             --
   Class 2                                --             --             --
   Other                         $35,120,172    $13,567,131     $9,806,032
 Due from Hartford Life
  Insurance Company                       --          2,485             --
 Receivable from fund shares
  sold                               101,553             --         52,287
 Other assets                              8              1             --
                               -------------  -------------  -------------
 Total Assets                     35,221,733     13,569,617      9,858,319
                               -------------  -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                  101,553             --         52,287
 Payable for fund shares
  purchased                               --          2,485             --
 Other liabilities                        --             --              2
                               -------------  -------------  -------------
 Total Liabilities                   101,553          2,485         52,289
                               -------------  -------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $35,120,180    $13,567,132     $9,806,030
                               =============  =============  =============

(d) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                        AMERICAN FUNDS
                                  AMERICAN FUNDS         GLOBAL SMALL
                                       BOND             CAPITALIZATION
                                     HLS FUND              HLS FUND
                                  SUB-ACCOUNT (B)      SUB-ACCOUNT (B)
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                  --
   Class II                                --                  --
   Class X                                 --                  --
   Class Y                                 --                  --
   Class 1                                 --                  --
   Class 2                                 --                  --
   Other                                  216                   8
                                      =======                ====
  Cost:
   Class I                                 --                  --
   Class II                                --                  --
   Class X                                 --                  --
   Class Y                                 --                  --
   Class 1                                 --                  --
   Class 2                                 --                  --
   Other                               $2,142                 $71
                                      =======                ====
  Market Value:
   Class I                                 --                  --
   Class II                                --                  --
   Class X                                 --                  --
   Class Y                                 --                  --
   Class 1                                 --                  --
   Class 2                                 --                  --
   Other                               $2,016                 $57
 Due from Hartford Life
  Insurance Company                        --                  --
 Receivable from fund shares
  sold                                     --                  --
 Other assets                              --                  --
                                      -------                ----
 Total Assets                           2,016                  57
                                      -------                ----
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                  --
 Payable for fund shares
  purchased                                --                  --
 Other liabilities                         --                  --
                                      -------                ----
 Total Liabilities                         --                  --
                                      -------                ----
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $2,016                 $57
                                      =======                ====

(b) From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                               AMERICAN FUNDS    AMERICAN FUNDS      HUNTINGTON VA         HUNTINGTON VA
                                   GROWTH        INTERNATIONAL           INCOME              DIVIDEND
                                  HLS FUND          HLS FUND          EQUITY FUND          CAPTURE FUND
                               SUB-ACCOUNT (B)  SUB-ACCOUNT (B)       SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                              --              --                      --                  --
   Class II                             --              --                      --                  --
   Class X                              --              --                      --                  --
   Class Y                              --              --                      --                  --
   Class 1                              --              --                      --                  --
   Class 2                              --              --                      --                  --
   Other                               134              99                 262,178             441,934
                                   =======           =====            ============          ==========
  Cost:
   Class I                              --              --                      --                  --
   Class II                             --              --                      --                  --
   Class X                              --              --                      --                  --
   Class Y                              --              --                      --                  --
   Class 1                              --              --                      --                  --
   Class 2                              --              --                      --                  --
   Other                            $1,312            $940              $3,118,259          $5,569,201
                                   =======           =====            ============          ==========
  Market Value:
   Class I                              --              --                      --                  --
   Class II                             --              --                      --                  --
   Class X                              --              --                      --                  --
   Class Y                              --              --                      --                  --
   Class 1                              --              --                      --                  --
   Class 2                              --              --                      --                  --
   Other                            $1,069            $765              $2,252,105          $3,942,050
 Due from Hartford Life
  Insurance Company                     --              --                      --                  --
 Receivable from fund shares
  sold                                  --              --                      90                 999
 Other assets                           --              --                      --                  --
                                   -------           -----            ------------          ----------
 Total Assets                        1,069             765               2,252,195           3,943,049
                                   -------           -----            ------------          ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     --              --                      90                 999
 Payable for fund shares
  purchased                             --              --                      --                  --
 Other liabilities                      --              --                      --                  --
                                   -------           -----            ------------          ----------
 Total Liabilities                      --              --                      90                 999
                                   -------           -----            ------------          ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $1,069            $765              $2,252,105          $3,942,050
                                   =======           =====            ============          ==========

                                                           HUNTINGTON VA           HUNTINGTON VA
                                   HUNTINGTON VA              MID CORP                  NEW
                                    GROWTH FUND             AMERICA FUND            ECONOMY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class 2                                    --                      --                      --
   Other                                 231,201                 170,942                 222,753
                                    ============            ============            ============
  Cost:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class 2                                    --                      --                      --
   Other                              $2,201,752              $2,891,754              $3,768,374
                                    ============            ============            ============
  Market Value:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class 2                                    --                      --                      --
   Other                              $1,780,250              $2,526,519              $2,599,527
 Due from Hartford Life
  Insurance Company                           --                      --                      --
 Receivable from fund shares
  sold                                       177                   2,854                      98
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total Assets                          1,780,427               2,529,373               2,599,625
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          177                   2,854                      98
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                           177                   2,854                      98
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,780,250              $2,526,519              $2,599,527
                                    ============            ============            ============

(b) From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                    HUNTINGTON VA           HUNTINGTON VA
                                       ROTATING             INTERNATIONAL
                                     MARKETS FUND            EQUITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                   91,819                 186,444
                                     ============            ============
  Cost:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                               $1,316,825              $2,863,824
                                     ============            ============
  Market Value:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                 $995,316              $2,457,338
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                      1,514                     185
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                             996,830               2,457,523
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         1,514                     185
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                          1,514                     185
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $995,316              $2,457,338
                                     ============            ============

-------------------------------------------------------------------------------

                                                           HUNTINGTON VA                                LORD ABBETT
                                   HUNTINGTON VA              MORTGAGE             HUNTINGTON VA         ALL VALUE
                                   MACRO 100 FUND         SECURITIES FUND            SITUS FUND          PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (E)       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                      --                  --
   Class II                                   --                      --                      --                  --
   Class X                                    --                      --                      --                  --
   Class Y                                    --                      --                      --                  --
   Class 1                                    --                      --                      --                  --
   Class 2                                    --                      --                      --                  --
   Other                                 158,681                 145,080                 379,247             685,972
                                    ============            ============            ============       =============
  Cost:
   Class I                                    --                      --                      --                  --
   Class II                                   --                      --                      --                  --
   Class X                                    --                      --                      --                  --
   Class Y                                    --                      --                      --                  --
   Class 1                                    --                      --                      --                  --
   Class 2                                    --                      --                      --                  --
   Other                              $1,856,388              $1,594,367              $5,464,744         $10,994,863
                                    ============            ============            ============       =============
  Market Value:
   Class I                                    --                      --                      --                  --
   Class II                                   --                      --                      --                  --
   Class X                                    --                      --                      --                  --
   Class Y                                    --                      --                      --                  --
   Class 1                                    --                      --                      --                  --
   Class 2                                    --                      --                      --                  --
   Other                              $1,356,719              $1,633,596              $4,486,491          $9,905,441
 Due from Hartford Life
  Insurance Company                           --                      --                      --                  --
 Receivable from fund shares
  sold                                    22,934                      95                   2,087              14,237
 Other assets                                 --                      --                      --                  --
                                    ------------            ------------            ------------       -------------
 Total Assets                          1,379,653               1,633,691               4,488,578           9,919,678
                                    ------------            ------------            ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       22,934                      95                   2,087              14,237
 Payable for fund shares
  purchased                                   --                      --                      --                  --
 Other liabilities                            --                      --                      --                  --
                                    ------------            ------------            ------------       -------------
 Total Liabilities                        22,934                      95                   2,087              14,237
                                    ------------            ------------            ------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,356,719              $1,633,596              $4,486,491          $9,905,441
                                    ============            ============            ============       =============

                                                                                 LORD ABBETT
                                    LORD ABBETT              LORD ABBETT          GROWTH AND
                                  AMERICA'S VALUE          BOND-DEBENTURE           INCOME
                                     PORTFOLIO                  FUND              PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                       --                   --
   Class II                                   --                       --                   --
   Class X                                    --                       --                   --
   Class Y                                    --                       --                   --
   Class 1                                    --                       --                   --
   Class 2                                    --                       --                   --
   Other                                 490,754                3,166,385            5,766,878
                                    ============            =============       ==============
  Cost:
   Class I                                    --                       --                   --
   Class II                                   --                       --                   --
   Class X                                    --                       --                   --
   Class Y                                    --                       --                   --
   Class 1                                    --                       --                   --
   Class 2                                    --                       --                   --
   Other                              $7,212,475              $37,973,463         $166,527,995
                                    ============            =============       ==============
  Market Value:
   Class I                                    --                       --                   --
   Class II                                   --                       --                   --
   Class X                                    --                       --                   --
   Class Y                                    --                       --                   --
   Class 1                                    --                       --                   --
   Class 2                                    --                       --                   --
   Other                              $6,041,186              $34,133,633         $128,024,691
 Due from Hartford Life
  Insurance Company                          944                   28,027                   --
 Receivable from fund shares
  sold                                        --                       --              100,346
 Other assets                                 --                       --                   --
                                    ------------            -------------       --------------
 Total Assets                          6,042,130               34,161,660          128,125,037
                                    ------------            -------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                       --              100,346
 Payable for fund shares
  purchased                                  944                   28,027                   --
 Other liabilities                            --                        1                    1
                                    ------------            -------------       --------------
 Total Liabilities                           944                   28,028              100,347
                                    ------------            -------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $6,041,186              $34,133,632         $128,024,690
                                    ============            =============       ==============

(e) Formerly Huntington VA Situs Small Cap Fund. Change effective January 24, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                     LORD ABBETT
                                    LARGE-CAP CORE          MFS(R) CORE
                                      PORTFOLIO            EQUITY SERIES
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                    --
   Class II                                    --                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Class 1                                     --                    --
   Class 2                                     --                    --
   Other                                  466,265                34,770
                                     ============            ==========
  Cost:
   Class I                                     --                    --
   Class II                                    --                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Class 1                                     --                    --
   Class 2                                     --                    --
   Other                               $5,611,537              $604,190
                                     ============            ==========
  Market Value:
   Class I                                     --                    --
   Class II                                    --                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Class 1                                     --                    --
   Class 2                                     --                    --
   Other                               $5,152,225              $474,259
 Due from Hartford Life
  Insurance Company                         5,026                    --
 Receivable from fund shares
  sold                                         --                    19
 Other assets                                  --                    --
                                     ------------            ----------
 Total Assets                           5,157,251               474,278
                                     ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                    19
 Payable for fund shares
  purchased                                 5,026                    --
 Other liabilities                             --                    --
                                     ------------            ----------
 Total Liabilities                          5,026                    19
                                     ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $5,152,225              $474,259
                                     ============            ==========

-------------------------------------------------------------------------------

                                                       MFS(R) INVESTORS
                                  MFS(R) GROWTH             GROWTH           MFS(R) INVESTORS    MFS(R) TOTAL
                                      SERIES             STOCK SERIES          TRUST SERIES      RETURN SERIES
                                 SUB-ACCOUNT (F)         SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                    --                    --                  --
   Class II                                 --                    --                    --                  --
   Class X                                  --                    --                    --                  --
   Class Y                                  --                    --                    --                  --
   Class 1                                  --                    --                    --                  --
   Class 2                                  --                    --                    --                  --
   Other                                26,307                52,170                49,117             565,969
                                    ==========            ==========            ==========       =============
  Cost:
   Class I                                  --                    --                    --                  --
   Class II                                 --                    --                    --                  --
   Class X                                  --                    --                    --                  --
   Class Y                                  --                    --                    --                  --
   Class 1                                  --                    --                    --                  --
   Class 2                                  --                    --                    --                  --
   Other                              $697,619              $589,828              $879,283         $10,642,686
                                    ==========            ==========            ==========       =============
  Market Value:
   Class I                                  --                    --                    --                  --
   Class II                                 --                    --                    --                  --
   Class X                                  --                    --                    --                  --
   Class Y                                  --                    --                    --                  --
   Class 1                                  --                    --                    --                  --
   Class 2                                  --                    --                    --                  --
   Other                              $526,660              $484,141              $905,237          $9,910,108
 Due from Hartford Life
  Insurance Company                         --                    --                    --                  --
 Receivable from fund shares
  sold                                      24                    22                    41               4,674
 Other assets                               --                    --                    --                  --
                                    ----------            ----------            ----------       -------------
 Total Assets                          526,684               484,163               905,278           9,914,782
                                    ----------            ----------            ----------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         24                    22                    41               4,674
 Payable for fund shares
  purchased                                 --                    --                    --                  --
 Other liabilities                          --                    --                    --                  --
                                    ----------            ----------            ----------       -------------
 Total Liabilities                          24                    22                    41               4,674
                                    ----------            ----------            ----------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $526,660              $484,141              $905,237          $9,910,108
                                    ==========            ==========            ==========       =============

                                                       VAN KAMPEN --          VAN KAMPEN --
                                                       UIF EQUITY AND         UIF CORE PLUS
                                  MFS(R) VALUE             INCOME              FIXED INCOME
                                     SERIES              PORTFOLIO              PORTFOLIO
                                 SUB-ACCOUNT (B)        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                     --                 868,381
   Class II                               --                 11,180                      --
   Class X                                --                     --                      --
   Class Y                                --                     --                      --
   Class 1                                --                     --                      --
   Class 2                                --                     --                      --
   Other                                  99                     --                      --
                                     =======             ==========            ============
  Cost:
   Class I                                --                     --              $9,703,655
   Class II                               --               $146,253                      --
   Class X                                --                     --                      --
   Class Y                                --                     --                      --
   Class 1                                --                     --                      --
   Class 2                                --                     --                      --
   Other                              $1,325                     --                      --
                                     =======             ==========            ============
  Market Value:
   Class I                                --                     --              $8,510,131
   Class II                               --               $137,511                      --
   Class X                                --                     --                      --
   Class Y                                --                     --                      --
   Class 1                                --                     --                      --
   Class 2                                --                     --                      --
   Other                              $1,179                     --                      --
 Due from Hartford Life
  Insurance Company                       --                     --                      --
 Receivable from fund shares
  sold                                    --                      7                  17,226
 Other assets                             --                     --                      --
                                     -------             ----------            ------------
 Total Assets                          1,179                137,518               8,527,357
                                     -------             ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --                      7                  17,226
 Payable for fund shares
  purchased                               --                     --                      --
 Other liabilities                        --                     --                      --
                                     -------             ----------            ------------
 Total Liabilities                        --                      7                  17,226
                                     -------             ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,179               $137,511              $8,510,131
                                     =======             ==========            ============

(b) From inception May 1, 2008 to September 30, 2008.

(f)  Formerly MFS(R) Emerging Growth Series. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                   VAN KAMPEN --           VAN KAMPEN --
                                    UIF EMERGING           UIF EMERGING
                                    MARKETS DEBT          MARKETS EQUITY
                                     PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                              121,360                   87,806
   Class II                                  --                1,985,830
   Class X                                   --                       --
   Class Y                                   --                       --
   Class 1                                   --                       --
   Class 2                                   --                       --
   Other                                     --                       --
                                     ==========            =============
  Cost:
   Class I                             $967,427               $1,150,748
   Class II                                  --               35,632,388
   Class X                                   --                       --
   Class Y                                   --                       --
   Class 1                                   --                       --
   Class 2                                   --                       --
   Other                                     --                       --
                                     ==========            =============
  Market Value:
   Class I                             $860,445                 $959,723
   Class II                                  --              $21,645,545
   Class X                                   --                       --
   Class Y                                   --                       --
   Class 1                                   --                       --
   Class 2                                   --                       --
   Other                                     --                       --
 Due from Hartford Life
  Insurance Company                          --                    7,902
 Receivable from fund shares
  sold                                       39                       --
 Other assets                                --                       --
                                     ----------            -------------
 Total Assets                           860,484               22,613,170
                                     ----------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          39                       --
 Payable for fund shares
  purchased                                  --                    7,902
 Other liabilities                           --                       --
                                     ----------            -------------
 Total Liabilities                           39                    7,902
                                     ----------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $860,445              $22,605,268
                                     ==========            =============

-------------------------------------------------------------------------------

                                                            VAN KAMPEN --            VAN KAMPEN --
                                   VAN KAMPEN --             UIF MID CAP               UIF U.S.            MORGAN STANLEY --
                                   UIF HIGH YIELD              GROWTH                MID CAP VALUE            FOCUS GROWTH
                                     PORTFOLIO                PORTFOLIO                PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                87,051                       --                  334,419                      --
   Class II                                   --                1,276,896                  876,825                      --
   Class X                                    --                       --                       --                 473,280
   Class Y                                    --                       --                       --                 119,809
   Class 1                                    --                       --                       --                      --
   Class 2                                    --                       --                       --                      --
   Other                                      --                       --                       --                      --
                                    ============            =============            =============            ============
  Cost:
   Class I                            $1,397,260                       --               $4,533,739                      --
   Class II                                   --              $15,576,826              $14,630,882                      --
   Class X                                    --                       --                       --              $6,396,696
   Class Y                                    --                       --                       --              $2,827,146
   Class 1                                    --                       --                       --                      --
   Class 2                                    --                       --                       --                      --
   Other                                      --                       --                       --                      --
                                    ============            =============            =============            ============
  Market Value:
   Class I                              $912,292                       --               $3,591,665                      --
   Class II                                   --               $9,959,791                9,364,490                      --
   Class X                                    --                       --                       --              $7,212,784
   Class Y                                    --                       --                       --              $1,809,126
   Class 1                                    --                       --                       --                      --
   Class 2                                    --                       --                       --                      --
   Other                                      --                       --                       --                      --
 Due from Hartford Life
  Insurance Company                           --                    3,666                       --                      --
 Receivable from fund shares
  sold                                        42                       --                   11,647                   7,996
 Other assets                                 --                       --                       --                      --
                                    ------------            -------------            -------------            ------------
 Total Assets                            912,334                9,963,457               12,967,802               9,029,906
                                    ------------            -------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           42                       --                   11,647                   7,996
 Payable for fund shares
  purchased                                   --                    3,666                       --                      --
 Other liabilities                            --                       --                       --                      --
                                    ------------            -------------            -------------            ------------
 Total Liabilities                            42                    3,666                   11,647                   7,996
                                    ------------            -------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $912,292               $9,959,791              $12,956,155              $9,021,910
                                    ============            =============            =============            ============

                                                         MORGAN STANLEY --       MORGAN STANLEY --
                                 MORGAN STANLEY --            CAPITAL                 MID CAP
                                      BALANCED             OPPORTUNITIES               GROWTH
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO
                                  SUB-ACCOUNT (G)           SUB-ACCOUNT           SUB-ACCOUNT (H)
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                               387,613                 125,582                  94,974
   Class Y                               103,718                 145,354                  23,994
   Class 1                                    --                      --                      --
   Class 2                                    --                      --                      --
   Other                                      --                      --                      --
                                    ============            ============            ============
  Cost:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                            $5,032,065              $1,335,678              $1,358,767
   Class Y                            $1,527,787              $2,354,250                $564,581
   Class 1                                    --                      --                      --
   Class 2                                    --                      --                      --
   Other                                      --                      --                      --
                                    ============            ============            ============
  Market Value:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                            $4,852,917              $1,414,057              $2,177,752
   Class Y                            $1,293,360              $1,603,260                $541,786
   Class 1                                    --                      --                      --
   Class 2                                    --                      --                      --
   Other                                      --                      --                      --
 Due from Hartford Life
  Insurance Company                           --                      --                      --
 Receivable from fund shares
  sold                                     1,222                  10,856                     103
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total Assets                          6,147,499               3,028,173               2,719,641
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        1,222                  10,856                     103
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                         1,222                  10,856                     103
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $6,146,277              $3,017,317              $2,719,538
                                    ============            ============            ============

(g)  Formerly Balanced Growth. Change effective March 8, 2008.

(h) Formerly Developing Growth. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                               MORGAN STANLEY --
                                    MORGAN STANLEY --               DIVIDEND
                                     FLEXIBLE INCOME                 GROWTH
                                        PORTFOLIO                  PORTFOLIO
                                       SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                        --                          --
   Class II                                       --                          --
   Class X                                   280,034                     805,083
   Class Y                                   166,426                     108,992
   Class 1                                        --                          --
   Class 2                                        --                          --
   Other                                          --                          --
                                     ===============            ================
  Cost:
   Class I                                        --                          --
   Class II                                       --                          --
   Class X                                $2,757,623                 $11,098,937
   Class Y                                $1,220,935                  $1,631,088
   Class 1                                        --                          --
   Class 2                                        --                          --
   Other                                          --                          --
                                     ===============            ================
  Market Value:
   Class I                                        --                          --
   Class II                                       --                          --
   Class X                                $1,615,799                 $12,060,144
   Class Y                                  $956,951                  $1,628,349
   Class 1                                        --                          --
   Class 2                                        --                          --
   Other                                          --                          --
 Due from Hartford Life
  Insurance Company                               --                          --
 Receivable from fund shares
  sold                                           110                       2,187
 Other assets                                     --                          --
                                     ---------------            ----------------
 Total Assets                              2,572,860                  13,690,680
                                     ---------------            ----------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                              110                       2,187
 Payable for fund shares
  purchased                                       --                          --
 Other liabilities                                --                          --
                                     ---------------            ----------------
 Total Liabilities                               110                       2,187
                                     ---------------            ----------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $2,572,750                 $13,688,493
                                     ===============            ================

-------------------------------------------------------------------------------

                                                              MORGAN STANLEY --
                                   MORGAN STANLEY --               CAPITAL               MORGAN STANLEY --
                                     GLOBAL EQUITY                 GROWTH                  MONEY MARKET
                                       PORTFOLIO                  PORTFOLIO                  PORTFOLIO             UTILITIES
                                      SUB-ACCOUNT              SUB-ACCOUNT (I)              SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                       --                         --                    203,069                    --
   Class II                                      --                         --                         --                    --
   Class X                                  341,458                    107,242                  3,259,954               136,674
   Class Y                                   45,706                     38,961                  7,239,025                42,268
   Class 1                                       --                         --                         --                    --
   Class 2                                       --                         --                         --                    --
   Other                                         --                         --                         --                    --
                                    ===============            ===============            ===============       ===============
  Cost:
   Class I                                       --                         --                   $203,069                    --
   Class II                                      --                         --                         --                    --
   Class X                               $3,888,987                 $1,335,866                 $3,259,954            $1,778,041
   Class Y                                 $649,221                   $739,121                 $7,239,025              $984,839
   Class 1                                       --                         --                         --                    --
   Class 2                                       --                         --                         --                    --
   Other                                         --                         --                         --                    --
                                    ===============            ===============            ===============       ===============
  Market Value:
   Class I                                       --                         --                   $203,069                    --
   Class II                                      --                         --                         --                    --
   Class X                               $4,141,889                 $1,698,714                 $3,259,954            $3,168,102
   Class Y                                 $549,848                   $608,579                 $7,239,025              $977,668
   Class 1                                       --                         --                         --                    --
   Class 2                                       --                         --                         --                    --
   Other                                         --                         --                         --                    --
 Due from Hartford Life
  Insurance Company                              --                         --                     19,446                    --
 Receivable from fund shares
  sold                                          904                      6,594                         --                   228
 Other assets                                    --                         --                        543                    --
                                    ---------------            ---------------            ---------------       ---------------
 Total Assets                             4,692,641                  2,313,887                 10,722,037             4,145,998
                                    ---------------            ---------------            ---------------       ---------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             904                      6,594                         --                   228
 Payable for fund shares
  purchased                                      --                         --                     19,446                    --
 Other liabilities                               --                         --                         --                    --
                                    ---------------            ---------------            ---------------       ---------------
 Total Liabilities                              904                      6,594                     19,446                   228
                                    ---------------            ---------------            ---------------       ---------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                   $4,691,737                 $2,307,293                $10,702,591            $4,145,770
                                    ===============            ===============            ===============       ===============

                                   MORGAN STANLEY --             VAN KAMPEN --             VAN KAMPEN --
                                   EQUALLY-WEIGHTED                UIF SMALL                 UIF GLOBAL
                                        S&P 500                  COMPANY GROWTH              FRANCHISE
                                       PORTFOLIO                   PORTFOLIO                 PORTFOLIO
                                      SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                       --                        --                        --
   Class II                                      --                    40,138                    51,641
   Class X                                  460,646                        --                        --
   Class Y                                  368,294                        --                        --
   Class 1                                       --                        --                        --
   Class 2                                       --                        --                        --
   Other                                         --                        --                        --
                                    ===============                ==========                ==========
  Cost:
   Class I                                       --                        --                        --
   Class II                                      --                  $611,147                  $715,850
   Class X                               $6,280,531                        --                        --
   Class Y                               $7,216,016                        --                        --
   Class 1                                       --                        --                        --
   Class 2                                       --                        --                        --
   Other                                         --                        --                        --
                                    ===============                ==========                ==========
  Market Value:
   Class I                                       --                        --                        --
   Class II                                      --                  $467,204                  $703,351
   Class X                               $7,273,602                        --                        --
   Class Y                               $5,741,703                        --                        --
   Class 1                                       --                        --                        --
   Class 2                                       --                        --                        --
   Other                                         --                        --                        --
 Due from Hartford Life
  Insurance Company                              --                        --                        --
 Receivable from fund shares
  sold                                       20,633                        26                        35
 Other assets                                    --                        --                        --
                                    ---------------                ----------                ----------
 Total Assets                            13,035,938                   467,230                   703,386
                                    ---------------                ----------                ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          20,633                        26                        35
 Payable for fund shares
  purchased                                      --                        --                        --
 Other liabilities                               --                        --                        --
                                    ---------------                ----------                ----------
 Total Liabilities                           20,633                        26                        35
                                    ---------------                ----------                ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $13,015,305                  $467,204                  $703,351
                                    ===============                ==========                ==========

(i)  Formerly Growth. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------


                                    MTB LARGE CAP           MTB LARGE CAP
                                    GROWTH FUND II          VALUE FUND II
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                  119,081                 282,418
                                     ============            ============
  Cost:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                               $1,268,102              $3,314,407
                                     ============            ============
  Market Value:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                               $1,044,339              $2,459,865
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                         39                      91
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           1,044,378               2,459,956
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            39                      91
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                             39                      91
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,044,339              $2,459,865
                                     ============            ============

-------------------------------------------------------------------------------

                                    MTB MANAGED            MTB MANAGED            MTB MANAGED
                                     ALLOCATION             ALLOCATION             ALLOCATION             OPPENHEIMER
                                  FUND -- MODERATE      FUND -- AGGRESSIVE    FUND -- CONSERVATIVE           MIDCAP
                                     GROWTH II              GROWTH II              GROWTH II                FUND/VA
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                    --                     --                       --
   Class II                                   --                    --                     --                       --
   Class X                                    --                    --                     --                       --
   Class Y                                    --                    --                     --                       --
   Class 1                                    --                    --                     --                       --
   Class 2                                    --                    --                     --                       --
   Other                                 341,629                44,598                 70,297                   59,502
                                    ============            ==========             ==========             ============
  Cost:
   Class I                                    --                    --                     --                       --
   Class II                                   --                    --                     --                       --
   Class X                                    --                    --                     --                       --
   Class Y                                    --                    --                     --                       --
   Class 1                                    --                    --                     --                       --
   Class 2                                    --                    --                     --                       --
   Other                              $3,607,837              $511,718               $731,851               $2,961,883
                                    ============            ==========             ==========             ============
  Market Value:
   Class I                                    --                    --                     --                       --
   Class II                                   --                    --                     --                       --
   Class X                                    --                    --                     --                       --
   Class Y                                    --                    --                     --                       --
   Class 1                                    --                    --                     --                       --
   Class 2                                    --                    --                     --                       --
   Other                              $3,078,082              $405,399               $647,440               $2,382,468
 Due from Hartford Life
  Insurance Company                           --                    --                     --                    1,077
 Receivable from fund shares
  sold                                     8,095                    15                 22,675                       --
 Other assets                                  1                    --                     --                       --
                                    ------------            ----------             ----------             ------------
 Total Assets                          3,086,178               405,414                670,115                2,383,545
                                    ------------            ----------             ----------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        8,095                    15                 22,675                       --
 Payable for fund shares
  purchased                                   --                    --                     --                    1,077
 Other liabilities                            --                    --                     --                       --
                                    ------------            ----------             ----------             ------------
 Total Liabilities                         8,095                    15                 22,675                    1,077
                                    ------------            ----------             ----------             ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,078,083              $405,399               $647,440               $2,382,468
                                    ============            ==========             ==========             ============

                                OPPENHEIMER
                                  CAPITAL           OPPENHEIMER          OPPENHEIMER
                               APPRECIATION      GLOBAL SECURITIES       MAIN STREET
                                  FUND/VA             FUND/VA            FUND(R)/VA
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                   --                  --
   Class II                               --                   --                  --
   Class X                                --                   --                  --
   Class Y                                --                   --                  --
   Class 1                                --                   --                  --
   Class 2                                --                   --                  --
   Other                           1,373,290            6,776,747             508,632
                               =============       ==============       =============
  Cost:
   Class I                                --                   --                  --
   Class II                               --                   --                  --
   Class X                                --                   --                  --
   Class Y                                --                   --                  --
   Class 1                                --                   --                  --
   Class 2                                --                   --                  --
   Other                         $56,298,614         $231,322,458         $11,746,447
                               =============       ==============       =============
  Market Value:
   Class I                                --                   --                  --
   Class II                               --                   --                  --
   Class X                                --                   --                  --
   Class Y                                --                   --                  --
   Class 1                                --                   --                  --
   Class 2                                --                   --                  --
   Other                         $48,339,805         $172,874,824          $9,435,126
 Due from Hartford Life
  Insurance Company                       --                   --               7,255
 Receivable from fund shares
  sold                                61,222              205,410                  --
 Other assets                             --                    1                  --
                               -------------       --------------       -------------
 Total Assets                     48,401,027          173,080,235           9,442,381
                               -------------       --------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   61,222              205,410                  --
 Payable for fund shares
  purchased                               --                   --               7,255
 Other liabilities                        --                   --                  --
                               -------------       --------------       -------------
 Total Liabilities                    61,222              205,410               7,255
                               -------------       --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $48,339,805         $172,874,825          $9,435,126
                               =============       ==============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                 OPPENHEIMER
                                 MAIN STREET     PUTNAM VT
                                  SMALL CAP     DIVERSIFIED
                                 FUND(R)/VA     INCOME FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --             --
   Class II                                --             --
   Class X                                 --             --
   Class Y                                 --             --
   Class 1                                 --             --
   Class 2                                 --             --
   Other                            4,679,461      4,693,268
                                =============  =============
  Cost:
   Class I                                 --             --
   Class II                                --             --
   Class X                                 --             --
   Class Y                                 --             --
   Class 1                                 --             --
   Class 2                                 --             --
   Other                          $83,910,916    $40,164,451
                                =============  =============
  Market Value:
   Class I                                 --             --
   Class II                                --             --
   Class X                                 --             --
   Class Y                                 --             --
   Class 1                                 --             --
   Class 2                                 --             --
   Other                          $67,852,189    $33,932,328
 Due from Hartford Life
  Insurance Company                        --             --
 Receivable from fund shares
  sold                                 99,115         45,037
 Other assets                              --              1
                                -------------  -------------
 Total Assets                      67,951,304     33,977,366
                                -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    99,115         45,037
 Payable for fund shares
  purchased                                --             --
 Other liabilities                          1             --
                                -------------  -------------
 Total Liabilities                     99,116         45,037
                                -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $67,852,188    $33,932,329
                                =============  =============

-------------------------------------------------------------------------------

                                                                                     PUTNAM VT
                                     PUTNAM VT               PUTNAM VT             INTERNATIONAL         PUTNAM VT
                                    GLOBAL ASSET             GROWTH AND              GROWTH AND        INTERNATIONAL
                                  ALLOCATION FUND           INCOME FUND             INCOME FUND         EQUITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                      --                  --
   Class II                                   --                      --                      --                  --
   Class X                                    --                      --                      --                  --
   Class Y                                    --                      --                      --                  --
   Class 1                                    --                      --                      --                  --
   Class 2                                    --                      --                      --                  --
   Other                                 478,131                 352,305                  81,335           5,079,767
                                    ============            ============            ============       =============
  Cost:
   Class I                                    --                      --                      --                  --
   Class II                                   --                      --                      --                  --
   Class X                                    --                      --                      --                  --
   Class Y                                    --                      --                      --                  --
   Class 1                                    --                      --                      --                  --
   Class 2                                    --                      --                      --                  --
   Other                              $7,491,308              $8,662,503              $1,059,711         $87,536,076
                                    ============            ============            ============       =============
  Market Value:
   Class I                                    --                      --                      --                  --
   Class II                                   --                      --                      --                  --
   Class X                                    --                      --                      --                  --
   Class Y                                    --                      --                      --                  --
   Class 1                                    --                      --                      --                  --
   Class 2                                    --                      --                      --                  --
   Other                              $6,483,454              $5,140,126                $758,046         $56,233,017
 Due from Hartford Life
  Insurance Company                           --                      --                      --                  --
 Receivable from fund shares
  sold                                       364                     216                      33              62,554
 Other assets                                 --                      --                      --                   1
                                    ------------            ------------            ------------       -------------
 Total Assets                          6,483,818               5,140,342                 758,079          56,295,572
                                    ------------            ------------            ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          364                     216                      33              62,554
 Payable for fund shares
  purchased                                   --                      --                      --                  --
 Other liabilities                            --                      --                      --                  --
                                    ------------            ------------            ------------       -------------
 Total Liabilities                           364                     216                      33              62,554
                                    ------------            ------------            ------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $6,483,454              $5,140,126                $758,046         $56,233,018
                                    ============            ============            ============       =============


                                                          PUTNAM VT      PUTNAM VT
                                      PUTNAM VT              NEW         SMALL CAP
                                   INVESTORS FUND        VALUE FUND     VALUE FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                  --             --
   Class II                                    --                  --             --
   Class X                                     --                  --             --
   Class Y                                     --                  --             --
   Class 1                                     --                  --             --
   Class 2                                     --                  --             --
   Other                                3,674,585             771,272      4,081,234
                                    =============       =============  =============
  Cost:
   Class I                                     --                  --             --
   Class II                                    --                  --             --
   Class X                                     --                  --             --
   Class Y                                     --                  --             --
   Class 1                                     --                  --             --
   Class 2                                     --                  --             --
   Other                              $40,560,286         $12,125,246    $83,018,840
                                    =============       =============  =============
  Market Value:
   Class I                                     --                  --             --
   Class II                                    --                  --             --
   Class X                                     --                  --             --
   Class Y                                     --                  --             --
   Class 1                                     --                  --             --
   Class 2                                     --                  --             --
   Other                              $32,593,573          $6,764,051    $48,893,179
 Due from Hartford Life
  Insurance Company                            --               2,396             --
 Receivable from fund shares
  sold                                     28,835                  --        100,467
 Other assets                                   1                  --             --
                                    -------------       -------------  -------------
 Total Assets                          32,622,409           6,766,447     48,993,646
                                    -------------       -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        28,835                  --        100,467
 Payable for fund shares
  purchased                                    --               2,396             --
 Other liabilities                             --                  --              1
                                    -------------       -------------  -------------
 Total Liabilities                         28,835               2,396        100,468
                                    -------------       -------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $32,593,574          $6,764,051    $48,893,178
                                    =============       =============  =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                  THE GEORGE PUTNAM           PUTNAM VT
                                    FUND OF BOSTON            VISTA FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                  637,077                  73,933
                                     ============            ============
  Cost:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                               $7,074,548              $1,038,720
                                     ============            ============
  Market Value:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                               $5,020,169                $838,395
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                        296                      34
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           5,020,465                 838,429
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           296                      34
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                            296                      34
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $5,020,169                $838,395
                                     ============            ============

-------------------------------------------------------------------------------

                                                                                 PIONEER OAK
                                                             PIONEER           RIDGE LARGE CAP        VAN KAMPEN LIT
                                     PUTNAM VT               FUND VCT             GROWTH VCT            ENTERPRISE
                                    VOYAGER FUND            PORTFOLIO             PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                    --                    --                24,530
   Class II                                   --                23,381                34,751                39,666
   Class X                                    --                    --                    --                    --
   Class Y                                    --                    --                    --                    --
   Class 1                                    --                    --                    --                    --
   Class 2                                    --                    --                    --                    --
   Other                                  57,558                    --                    --                    --
                                    ============            ==========            ==========            ==========
  Cost:
   Class I                                    --                    --                    --              $541,604
   Class II                                   --              $500,176              $410,432              $708,403
   Class X                                    --                    --                    --                    --
   Class Y                                    --                    --                    --                    --
   Class 1                                    --                    --                    --                    --
   Class 2                                    --                    --                    --                    --
   Other                              $1,603,512                    --                   $25                    --
                                    ============            ==========            ==========            ==========
  Market Value:
   Class I                                    --                    --                    --              $319,631
   Class II                                   --              $481,174              $340,562              $517,643
   Class X                                    --                    --                    --                    --
   Class Y                                    --                    --                    --                    --
   Class 1                                    --                    --                    --                    --
   Class 2                                    --                    --                    --                    --
   Other                              $1,442,974                    $1                   $35                    --
 Due from Hartford Life
  Insurance Company                           --                    --                    --                    --
 Receivable from fund shares
  sold                                        59                    30                    17                    41
 Other assets                                 --                    --                    --                    --
                                    ------------            ----------            ----------            ----------
 Total Assets                          1,443,033               481,205               340,614               837,315
                                    ------------            ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           59                    30                    17                    41
 Payable for fund shares
  purchased                                   --                    --                    --                    --
 Other liabilities                            --                    --                    34                    --
                                    ------------            ----------            ----------            ----------
 Total Liabilities                            59                    30                    51                    41
                                    ------------            ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,442,974              $481,175              $340,563              $837,274
                                    ============            ==========            ==========            ==========

                                   VAN KAMPEN LIT                                   VAN KAMPEN LIT
                                     GROWTH AND             VAN KAMPEN LIT             CAPITAL
                                       INCOME                  COMSTOCK                 GROWTH
                                      PORTFOLIO                PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT (K)
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 78,642                       --                    --
   Class II                             2,357,600                6,248,732                 9,136
   Class X                                     --                       --                    --
   Class Y                                     --                       --                    --
   Class 1                                     --                       --                    --
   Class 2                                     --                       --                    --
   Other                                       --                       --                    --
                                    =============            =============            ==========
  Cost:
   Class I                             $1,277,964                       --                    --
   Class II                           $48,097,633              $84,754,190              $240,442
   Class X                                     --                       --                    --
   Class Y                                     --                       --                    --
   Class 1                                     --                       --                    --
   Class 2                                     --                       --                    --
   Other                                       --                       --                    --
                                    =============            =============            ==========
  Market Value:
   Class I                             $1,346,353                       --                    --
   Class II                           $40,291,378              $66,673,969              $217,904
   Class X                                     --                       --                    --
   Class Y                                     --                       --                    --
   Class 1                                     --                       --                    --
   Class 2                                     --                       --                    --
   Other                                       --                       --                    --
 Due from Hartford Life
  Insurance Company                            --                       --                    --
 Receivable from fund shares
  sold                                     49,499                   39,727                    10
 Other assets                                  --                       --                    --
                                    -------------            -------------            ----------
 Total Assets                          41,687,230               66,713,696               217,914
                                    -------------            -------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        49,499                   39,727                    10
 Payable for fund shares
  purchased                                    --                       --                    --
 Other liabilities                             --                       --                    --
                                    -------------            -------------            ----------
 Total Liabilities                         49,499                   39,727                    10
                                    -------------            -------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $41,637,731              $66,673,969              $217,904
                                    =============            =============            ==========

(j)  Not used

(k) Formerly Van Kampen Life Investment Trust Strategic Growth Portfolio. Change effective April 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                   VAN KAMPEN LIT
                                      MID CAP            VAN KAMPEN LIT
                                       GROWTH              GOVERNMENT
                                     PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT (L)         SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                    --
   Class II                              58,213                53,231
   Class X                                   --                    --
   Class Y                                   --                    --
   Class 1                                   --                    --
   Class 2                                   --                    --
   Other                                     --                    --
                                     ==========            ==========
  Cost:
   Class I                                   --                    --
   Class II                            $234,644              $492,329
   Class X                                   --                    --
   Class Y                                   --                    --
   Class 1                                   --                    --
   Class 2                                   --                    --
   Other                                     --                    --
                                     ==========            ==========
  Market Value:
   Class I                                   --                    --
   Class II                            $162,414              $474,818
   Class X                                   --                    --
   Class Y                                   --                    --
   Class 1                                   --                    --
   Class 2                                   --                    --
   Other                                     --                    --
 Due from Hartford Life
  Insurance Company                          --                25,086
 Receivable from fund shares
  sold                                        8                    --
 Other assets                                --                    --
                                     ----------            ----------
 Total Assets                           162,422               499,904
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           8                    --
 Payable for fund shares
  purchased                                  --                25,086
 Other liabilities                           --                    --
                                     ----------            ----------
 Total Liabilities                            8                25,086
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $162,414              $474,818
                                     ==========            ==========

(l) Formerly Van Kampen LIT Aggressive Growth Portfolio. Change effective April 30, 2008.

-------------------------------------------------------------------------------

                                   WELLS FARGO          WELLS FARGO          WELLS FARGO           RIDGEWORTH
                                  ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT         VARIABLE TRUST
                                  C&B LARGE CAP        LARGE COMPANY          SMALL CAP         LARGE CAP GROWTH
                                   VALUE FUND           GROWTH FUND          GROWTH FUND           STOCK FUND
                                 SUB-ACCOUNT (M)        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (N)
-------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                    --                   --                    --
   Class II                               --                    --                   --                    --
   Class X                                --                    --                   --                    --
   Class Y                                --                    --                   --                    --
   Class 1                                --                    --                   --                    --
   Class 2                                --                    --                   --                    --
   Other                                 402                 2,478                2,753                 1,742
                                     =======             =========            =========             =========
  Cost:
   Class I                                --                    --                   --                    --
   Class II                               --                    --                   --                    --
   Class X                                --                    --                   --                    --
   Class Y                                --                    --                   --                    --
   Class 1                                --                    --                   --                    --
   Class 2                                --                    --                   --                    --
   Other                              $4,113               $23,477              $22,963               $29,419
                                     =======             =========            =========             =========
  Market Value:
   Class I                                --                    --                   --                    --
   Class II                               --                    --                   --                    --
   Class X                                --                    --                   --                    --
   Class Y                                --                    --                   --                    --
   Class 1                                --                    --                   --                    --
   Class 2                                --                    --                   --                    --
   Other                              $3,702               $20,422              $16,107               $20,351
 Due from Hartford Life
  Insurance Company                       --                    --                   --                    --
 Receivable from fund shares
  sold                                    --                    --                   --                     1
 Other assets                             --                    --                   --                    --
                                     -------             ---------            ---------             ---------
 Total Assets                          3,702                20,422               16,107                20,352
                                     -------             ---------            ---------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --                    --                   --                     1
 Payable for fund shares
  purchased                               --                    --                   --                    --
 Other liabilities                        --                    --                   --                    --
                                     -------             ---------            ---------             ---------
 Total Liabilities                        --                    --                   --                     1
                                     -------             ---------            ---------             ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,702               $20,422              $16,107               $20,351
                                     =======             =========            =========             =========

                                    RIDGEWORTH            RIDGEWORTH             RIDGEWORTH
                                  VARIABLE TRUST        VARIABLE TRUST         VARIABLE TRUST
                                  LARGE CAP CORE         MID-CAP CORE         LARGE CAP VALUE
                                   EQUITY FUND           EQUITY FUND            EQUITY FUND
                                 SUB-ACCOUNT (O)       SUB-ACCOUNT (P)        SUB-ACCOUNT (Q)
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                    --                      --
   Class II                                 --                    --                      --
   Class X                                  --                    --                      --
   Class Y                                  --                    --                      --
   Class 1                                  --                    --                      --
   Class 2                                  --                    --                      --
   Other                                14,663                 7,847                 159,793
                                    ==========            ==========            ============
  Cost:
   Class I                                  --                    --                      --
   Class II                                 --                    --                      --
   Class X                                  --                    --                      --
   Class Y                                  --                    --                      --
   Class 1                                  --                    --                      --
   Class 2                                  --                    --                      --
   Other                              $176,049              $100,506              $2,604,576
                                    ==========            ==========            ============
  Market Value:
   Class I                                  --                    --                      --
   Class II                                 --                    --                      --
   Class X                                  --                    --                      --
   Class Y                                  --                    --                      --
   Class 1                                  --                    --                      --
   Class 2                                  --                    --                      --
   Other                              $128,450               $68,267              $2,139,633
 Due from Hartford Life
  Insurance Company                         --                    --                     655
 Receivable from fund shares
  sold                                       5                     4                      --
 Other assets                               --                    --                      --
                                    ----------            ----------            ------------
 Total Assets                          128,455                68,271               2,140,288
                                    ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          5                     4                      --
 Payable for fund shares
  purchased                                 --                    --                     655
 Other liabilities                          --                    --                      --
                                    ----------            ----------            ------------
 Total Liabilities                           5                     4                     655
                                    ----------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $128,450               $68,267              $2,139,633
                                    ==========            ==========            ============

(m) Funded as of April 9, 2008.

(n) Formerly STI Classic VT Large Cap Growth Stock Fund. Change effective May 1, 2008.

(o) Formerly STI Classic VT Large Cap Core Equity Fund. Change effective May 1, 2008.

(p) Formerly STI Classic VT Mid-Cap Core Equity Fund. Change effective May 1, 2008.

(q) Formerly STI Classic VT Large Cap Value Equity Fund. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            GLOBAL RESEARCH
                                   STRATEGY PORTFOLIO         GROWTH PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,463,346                    $3,380
                                     --------------             -------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                   (525,082)                  (29,632)
                                     --------------             -------------
  Net investment income (loss)              938,264                   (26,252)
                                     --------------             -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (153,464)                  (39,890)
 Net realized gain on
  distributions                           1,113,577                   216,130
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (12,006,111)               (1,195,244)
                                     --------------             -------------
  Net gain (loss) on
   investments                          (11,045,998)               (1,019,004)
                                     --------------             -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(10,107,734)              $(1,045,256)
                                     ==============             =============

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS                            ALLIANCEBERNSTEIN VPS
                                   INTERNATIONAL            SMALL/MID CAP       ALLIANCEBERNSTEIN VPS        INTERNATIONAL
                                  VALUE PORTFOLIO          VALUE PORTFOLIO         VALUE PORTFOLIO         GROWTH PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,135,462                 $65,994               $1,271,165                    $ --
                                   --------------           -------------           --------------           -------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges               (1,635,645)               (187,918)                (747,324)                (28,596)
                                   --------------           -------------           --------------           -------------
  Net investment income
   (loss)                                (500,183)               (121,924)                 523,841                 (28,596)
                                   --------------           -------------           --------------           -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (565,799)               (181,926)                 (72,684)                (36,942)
 Net realized gain on
  distributions                         8,123,416               1,554,295                3,240,945                  41,529
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (65,467,487)             (3,588,026)             (22,192,806)             (1,164,901)
                                   --------------           -------------           --------------           -------------
  Net gain (loss) on
   investments                        (57,909,870)             (2,215,657)             (19,024,545)             (1,160,314)
                                   --------------           -------------           --------------           -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(58,410,053)            $(2,337,581)            $(18,500,704)            $(1,188,910)
                                   ==============           =============           ==============           =============

                                   AIM V.I.         AMERICAN FUNDS
                                INTERNATIONAL           GLOBAL              AMERICAN FUNDS
                                 GROWTH FUND          GROWTH FUND            GROWTH FUND
                               SUB-ACCOUNT (B)        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $ --                  $6,396                 $25,134
                                    ------           -------------          --------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                (2)                (51,154)               (394,174)
                                    ------           -------------          --------------
  Net investment income
   (loss)                               (2)                (44,758)               (369,040)
                                    ------           -------------          --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 --                  27,142                 353,428
 Net realized gain on
  distributions                         --                 294,399               3,025,803
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (141)             (1,306,167)            (11,185,582)
                                    ------           -------------          --------------
  Net gain (loss) on
   investments                        (141)               (984,626)             (7,806,351)
                                    ------           -------------          --------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(143)            $(1,029,384)            $(8,175,391)
                                    ======           =============          ==============

(b) From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------


                                     AMERICAN FUNDS            AMERICAN FUNDS
                                   GROWTH-INCOME FUND        INTERNATIONAL FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $64,522                   $20,535
                                      -------------             -------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                   (288,170)                 (179,248)
                                      -------------             -------------
  Net investment income (loss)             (223,648)                 (158,713)
                                      -------------             -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     324,530                   106,651
 Net realized gain on
  distributions                           1,290,432                 1,755,062
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                 (6,408,879)               (6,150,301)
                                      -------------             -------------
  Net gain (loss) on
   investments                           (4,793,917)               (4,288,588)
                                      -------------             -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(5,017,565)              $(4,447,301)
                                      =============             =============

-------------------------------------------------------------------------------

                                AMERICAN FUNDS           BB&T                    BB&T
                                 GLOBAL SMALL           MID CAP             CAPITAL MANAGER              BB&T
                              CAPITALIZATION FUND     GROWTH VIF              EQUITY VIF             LARGE CAP VIF
                                  SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $ --                 $8,579                  $42,741
                                 -------------       -------------            -----------            -------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges               (55,169)            (33,699)               (13,548)                 (40,518)
                                 -------------       -------------            -----------            -------------
  Net investment income
   (loss)                              (55,169)            (33,699)                (4,969)                   2,223
                                 -------------       -------------            -----------            -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             (24,465)            (17,566)               (69,406)                 (46,225)
 Net realized gain on
  distributions                        514,822             568,344                276,349                  840,875
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                            (2,059,760)         (1,693,601)              (543,028)              (1,781,696)
                                 -------------       -------------            -----------            -------------
  Net gain (loss) on
   investments                      (1,569,403)         (1,142,823)              (336,085)                (987,046)
                                 -------------       -------------            -----------            -------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $(1,624,572)        $(1,176,522)             $(341,054)               $(984,823)
                                 =============       =============            ===========            =============

                                     BB&T
                                    SPECIAL                  BB&T               EVERGREEN VA
                                 OPPORTUNITIES           TOTAL RETURN        DIVERSIFIED CAPITAL
                                  EQUITY VIF               BOND VIF             BUILDER FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (C)
--------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $155,958                   $ --
                                 -------------            -----------            -----------
EXPENSE:
 Mortality and Expense and
  Administrative Charges              (153,635)               (54,519)                (6,570)
                                 -------------            -----------            -----------
  Net investment income
   (loss)                             (153,635)               101,439                 (6,570)
                                 -------------            -----------            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             (41,298)                   (49)                (3,371)
 Net realized gain on
  distributions                        455,397                     --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                            (2,557,776)              (219,207)              (128,736)
                                 -------------            -----------            -----------
  Net gain (loss) on
   investments                      (2,143,677)              (219,256)              (132,107)
                                 -------------            -----------            -----------
  Net increase (decrease)
   in net assets resulting
   from operations                 $(2,297,312)             $(117,817)             $(138,677)
                                 =============            ===========            ===========

(c)  Formerly Evergreen VA Balanced Fund. Change effective May 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                             EVERGREEN VA
                                     EVERGREEN VA            INTERNATIONAL
                                      GROWTH FUND             EQUITY FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                   $ --
                                     -------------            -----------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                   (57,919)               (27,764)
                                     -------------            -----------
  Net investment income (loss)             (57,919)               (27,764)
                                     -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (55,115)               (14,986)
 Net realized gain on
  distributions                                 --                 53,506
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (1,045,135)              (820,943)
                                     -------------            -----------
  Net gain (loss) on
   investments                          (1,100,250)              (782,423)
                                     -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,158,169)             $(810,187)
                                     =============            ===========

-------------------------------------------------------------------------------

                                                       EVERGREEN VA          EVERGREEN VA       FIDELITY VIP
                                  EVERGREEN VA            SPECIAL             FUNDAMENTAL      EQUITY-INCOME
                                   OMEGA FUND           VALUES FUND         LARGE CAP FUND       PORTFOLIO
                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                 $8,087                 $ --                 $ --
                                    --------            -----------            ---------       --------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                (861)              (142,543)              (2,741)            (830,944)
                                    --------            -----------            ---------       --------------
  Net investment income
   (loss)                               (861)              (134,456)              (2,741)            (830,944)
                                    --------            -----------            ---------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (2,208)               (72,329)              (8,162)            (123,125)
 Net realized gain on
  distributions                           --                     --                   --               65,193
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (4,879)              (766,258)             (25,506)         (19,644,329)
                                    --------            -----------            ---------       --------------
  Net gain (loss) on
   investments                        (7,087)              (838,587)             (33,668)         (19,702,261)
                                    --------            -----------            ---------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(7,948)             $(973,043)            $(36,409)        $(20,533,205)
                                    ========            ===========            =========       ==============

                                    FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                       GROWTH            CONTRAFUND(R)           MID CAP
                                      PORTFOLIO            PORTFOLIO            PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --               $75,382             $110,956
                                    -------------       ---------------       --------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                 (253,839)           (4,206,088)          (1,074,839)
                                    -------------       ---------------       --------------
  Net investment income
   (loss)                                (253,839)           (4,130,706)            (963,883)
                                    -------------       ---------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (153,926)             (834,878)            (272,914)
 Net realized gain on
  distributions                                --             9,799,660           13,841,747
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (7,070,932)         (119,075,613)         (34,732,571)
                                    -------------       ---------------       --------------
  Net gain (loss) on
   investments                         (7,224,858)         (110,110,831)         (21,163,738)
                                    -------------       ---------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(7,478,697)        $(114,241,537)        $(22,127,621)
                                    =============       ===============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                            FIDELITY VIP
                                     FIDELITY VIP          DYNAMIC CAPITAL
                                   VALUE STRATEGIES         APPRECIATION
                                       PORTFOLIO              PORTFOLIO
                                      SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                 $ --
                                     -------------            ---------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                   (61,797)              (1,805)
                                     -------------            ---------
  Net investment income (loss)             (61,797)              (1,805)
                                     -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (237,222)              (7,470)
 Net realized gain on
  distributions                          1,017,296                  325
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (2,575,653)             (57,192)
                                     -------------            ---------
  Net gain (loss) on
   investments                          (1,795,579)             (64,337)
                                     -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,857,376)            $(66,142)
                                     =============            =========

-------------------------------------------------------------------------------

                                   FRANKLIN               FRANKLIN               FRANKLIN
                                 SMALL-MID CAP            SMALL CAP              STRATEGIC
                                    GROWTH                  VALUE                 INCOME                MUTUAL SHARES
                                SECURITIES FUND        SECURITIES FUND        SECURITIES FUND          SECURITIES FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT (B)          SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $3                   $993,175                 $318,576
                                 -------------              -----              -------------            -------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges               (44,420)                (1)                  (181,766)                (155,655)
                                 -------------              -----              -------------            -------------
  Net investment income
   (loss)                              (44,420)                 2                    811,409                  162,921
                                 -------------              -----              -------------            -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions              17,844                 (1)                  (327,828)                 213,568
 Net realized gain on
  distributions                        382,240                 16                     34,386                  453,117
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                            (1,198,720)               (53)                (1,314,186)              (3,658,542)
                                 -------------              -----              -------------            -------------
  Net gain (loss) on
   investments                        (798,636)               (38)                (1,607,628)              (2,991,857)
                                 -------------              -----              -------------            -------------
  Net increase (decrease)
   in net assets resulting
   from operations                   $(843,056)              $(36)                 $(796,219)             $(2,828,936)
                                 =============              =====              =============            =============

                                   TEMPLETON
                                  DEVELOPING                TEMPLETON              TEMPLETON
                                    MARKETS                  GROWTH              GLOBAL INCOME
                                SECURITIES FUND          SECURITIES FUND        SECURITIES FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT (B)
--------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $64,418                  $53,215               $ --
                                 -------------            -------------               ----
EXPENSE:
 Mortality and Expense and
  Administrative Charges               (32,153)                 (44,559)                (6)
                                 -------------            -------------               ----
  Net investment income
   (loss)                               32,265                    8,656                 (6)
                                 -------------            -------------               ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             129,782                   14,804                 --
 Net realized gain on
  distributions                        427,342                  209,698                 --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                            (1,582,948)              (1,276,663)                17
                                 -------------            -------------               ----
  Net gain (loss) on
   investments                      (1,025,824)              (1,052,161)                17
                                 -------------            -------------               ----
  Net increase (decrease)
   in net assets resulting
   from operations                   $(993,559)             $(1,043,505)               $11
                                 =============            =============               ====

(b) From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                               HARTFORD
                                       HARTFORD                LARGECAP
                                       ADVISERS                 GROWTH
                                       HLS FUND                HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $52,133                   $205
                                     -------------            -----------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                  (307,623)                (2,673)
                                     -------------            -----------
  Net investment income (loss)            (255,490)                (2,468)
                                     -------------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (141,273)                (1,175)
 Net realized gain on distributions        157,813                 45,023
 Net unrealized appreciation
  (depreciation) of investments
  during the period                     (5,268,967)              (128,538)
                                     -------------            -----------
  Net gain (loss) on investments        (5,252,427)               (84,690)
                                     -------------            -----------
  Net increase (decrease) in net
   assets resulting from operations    $(5,507,917)              $(87,158)
                                     =============            ===========

-------------------------------------------------------------------------------

                                        HARTFORD                 HARTFORD             HARTFORD                  HARTFORD
                                         TOTAL                    CAPITAL             DIVIDEND                FUNDAMENTAL
                                      RETURN BOND              APPRECIATION          AND GROWTH                  GROWTH
                                        HLS FUND                 HLS FUND             HLS FUND                  HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT (B)       SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $1,320,028                 $ --                 $333,666                  $6,238
                                    ----------------              -------         ----------------            ------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                  (4,436,170)                  (3)              (3,334,082)                (23,826)
                                    ----------------              -------         ----------------            ------------
  Net investment income (loss)            (3,116,142)                  (3)              (3,000,416)                (17,588)
                                    ----------------              -------         ----------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       11,767                   --                 (596,574)               (231,549)
 Net realized gain on
  distributions                                   --                   58                6,150,754                 278,992
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (21,741,774)                (303)             (60,809,887)               (670,384)
                                    ----------------              -------         ----------------            ------------
  Net gain (loss) on investments         (21,730,007)                (245)             (55,255,707)               (622,941)
                                    ----------------              -------         ----------------            ------------
  Net increase (decrease) in net
   assets resulting from
   operations                           $(24,846,149)               $(248)            $(58,256,123)              $(640,529)
                                    ================              =======         ================            ============

                                       HARTFORD
                                        GLOBAL                 HARTFORD                 HARTFORD
                                       ADVISERS              GLOBAL EQUITY           GLOBAL GROWTH
                                       HLS FUND                HLS FUND                 HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT (B)           SUB-ACCOUNT
----------------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $13,419                  $ --                       $ --
                                    --------------             ---------             --------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                   (65,913)                 (137)                   (96,653)
                                    --------------             ---------             --------------
  Net investment income (loss)             (52,494)                 (137)                   (96,653)
                                    --------------             ---------             --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (21,018)               (1,041)                  (171,625)
 Net realized gain on
  distributions                             96,066                    --                    330,709
 Net unrealized appreciation
  (depreciation) of investments
  during the period                     (1,358,110)               (6,318)                (3,659,216)
                                    --------------             ---------             --------------
  Net gain (loss) on investments        (1,283,062)               (7,359)                (3,500,132)
                                    --------------             ---------             --------------
  Net increase (decrease) in net
   assets resulting from
   operations                          $(1,335,556)              $(7,496)               $(3,596,785)
                                    ==============             =========             ==============

(b) From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                   HARTFORD
                                 DISCIPLINED           HARTFORD
                                    EQUITY              GROWTH
                                   HLS FUND            HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $204,633              $4,261
                                --------------       -------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges            (2,609,429)           (135,820)
                                --------------       -------------
  Net investment income (loss)      (2,404,796)           (131,559)
                                --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (1,513,616)            (77,270)
 Net realized gain on
  distributions                     20,479,090             390,807
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                           (71,283,307)         (3,830,529)
                                --------------       -------------
  Net gain (loss) on
   investments                     (52,317,833)         (3,516,992)
                                --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(54,722,629)        $(3,648,551)
                                ==============       =============

-------------------------------------------------------------------------------

                                  HARTFORD                                                     HARTFORD
                                   GROWTH             HARTFORD            HARTFORD          INTERNATIONAL
                               OPPORTUNITIES         HIGH YIELD             INDEX               GROWTH
                                  HLS FUND            HLS FUND            HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $4,214             $92,817              $7,316               $5,929
                               --------------       -------------       -------------       --------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges             (612,974)           (309,880)            (90,230)            (396,557)
                               --------------       -------------       -------------       --------------
  Net investment income
   (loss)                            (608,760)           (217,063)            (82,914)            (390,628)
                               --------------       -------------       -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (283,871)            (21,268)            (96,324)            (248,424)
 Net realized gain on
  distributions                     2,044,644                  --             118,100            1,642,967
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                          (18,031,903)         (2,491,554)         (1,832,602)         (18,183,999)
                               --------------       -------------       -------------       --------------
  Net gain (loss) on
   investments                    (16,271,130)         (2,512,822)         (1,810,826)         (16,789,456)
                               --------------       -------------       -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(16,879,890)        $(2,729,885)        $(1,893,740)        $(17,180,084)
                               ==============       =============       =============       ==============

                                      HARTFORD             HARTFORD                HARTFORD
                                    INTERNATIONAL       INTERNATIONAL               MIDCAP
                                    SMALL COMPANY       OPPORTUNITIES               GROWTH
                                      HLS FUND             HLS FUND                HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $20,645              $33,637                   $ --
                                    -------------       --------------            -----------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                 (152,776)            (776,522)                (5,542)
                                    -------------       --------------            -----------
  Net investment income
   (loss)                                (132,131)            (742,885)                (5,542)
                                    -------------       --------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (215,470)            (606,660)                   255
 Net realized gain on
  distributions                           374,216            2,701,383                  4,831
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (5,101,906)         (25,794,903)              (168,057)
                                    -------------       --------------            -----------
  Net gain (loss) on
   investments                         (4,943,160)         (23,700,180)              (162,971)
                                    -------------       --------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(5,075,291)        $(24,443,065)             $(168,513)
                                    =============       ==============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                       HARTFORD               HARTFORD
                                     MONEY MARKET          SMALLCAP VALUE
                                       HLS FUND               HLS FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,921,064                $ --
                                     -------------            --------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                (1,200,304)             (3,354)
                                     -------------            --------
  Net investment income (loss)             720,760              (3,354)
                                     -------------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                         --               4,339
 Net realized gain on
  distributions                                 --               3,165
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                        --              (8,762)
                                     -------------            --------
  Net gain (loss) on
   investments                                  --              (1,258)
                                     -------------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                             $720,760             $(4,612)
                                     =============            ========

-------------------------------------------------------------------------------

                                                                                                            HARTFORD
                                      HARTFORD                 HARTFORD            HARTFORD              U.S. GOVERNMENT
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK                 SECURITIES
                                      HLS FUND                 HLS FUND            HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT (D)
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                  $38,228             $31,196               $7,685,659
                                    -------------            -------------       -------------            -------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                 (234,348)                (232,181)           (223,956)              (1,987,437)
                                    -------------            -------------       -------------            -------------
  Net investment income
   (loss)                                (234,348)                (193,953)           (192,760)               5,698,222
                                    -------------            -------------       -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (46,268)                (145,205)           (105,928)                (941,419)
 Net realized gain on
  distributions                            75,786                  139,065             109,349                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (4,318,729)              (3,290,056)         (5,325,344)              (6,672,289)
                                    -------------            -------------       -------------            -------------
  Net gain (loss) on
   investments                         (4,289,211)              (3,296,196)         (5,321,923)              (7,613,708)
                                    -------------            -------------       -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(4,523,559)             $(3,490,149)        $(5,514,683)             $(1,915,486)
                                    =============            =============       =============            =============

                                                          HARTFORD            HARTFORD
                                 HARTFORD                   VALUE              EQUITY
                                   VALUE                OPPORTUNITIES          INCOME
                                 HLS FUND                 HLS FUND            HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $71,587                  $30,728             $29,093
                               -------------            -------------       -------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges            (383,995)                (201,571)           (120,889)
                               -------------            -------------       -------------
  Net investment income
   (loss)                           (312,408)                (170,843)            (91,796)
                               -------------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (86,212)                (267,973)           (109,760)
 Net realized gain on
  distributions                    2,263,310                  104,675             678,391
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                          (9,095,710)              (4,909,776)         (2,502,216)
                               -------------            -------------       -------------
  Net gain (loss) on
   investments                    (6,918,612)              (5,073,074)         (1,933,585)
                               -------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(7,231,020)             $(5,243,917)        $(2,025,381)
                               =============            =============       =============

(d) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                      AMERICAN FUNDS
                                  AMERICAN FUNDS       GLOBAL SMALL
                                       BOND           CAPITALIZATION
                                     HLS FUND            HLS FUND
                                 SUB-ACCOUNT (B)      SUB-ACCOUNT (B)
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                $ --
                                      ------               -----
EXPENSE:
 Mortality and Expense and
  Administrative Charges                  (6)                 --
                                      ------               -----
  Net investment income (loss)            (6)                 --
                                      ------               -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                  --
 Net realized gain on
  distributions                           --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (126)                (14)
                                      ------               -----
  Net gain (loss) on
   investments                          (126)                (14)
                                      ------               -----
  Net increase (decrease) in
   net assets resulting from
   operations                          $(132)               $(14)
                                      ======               =====

(b) From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS      AMERICAN FUNDS        HUNTINGTON VA           HUNTINGTON VA
                                     GROWTH          INTERNATIONAL            INCOME                 DIVIDEND
                                    HLS FUND            HLS FUND            EQUITY FUND            CAPTURE FUND
                                SUB-ACCOUNT (B)     SUB-ACCOUNT (B)         SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --                $ --                 $63,249                 $218,956
                                     ------              ------             -----------            -------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                 (3)                 (2)                (27,171)                 (57,080)
                                     ------              ------             -----------            -------------
  Net investment income
   (loss)                                (3)                 (2)                 36,078                  161,876
                                     ------              ------             -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  --                  --                  (5,835)                 (38,185)
 Net realized gain on
  distributions                          --                  --                 165,684                  245,904
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (243)               (175)               (862,995)              (1,237,491)
                                     ------              ------             -----------            -------------
  Net gain (loss) on
   investments                         (243)               (175)               (703,146)              (1,029,772)
                                     ------              ------             -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(246)              $(177)              $(667,068)               $(867,896)
                                     ======              ======             ===========            =============

                                                          HUNTINGTON VA           HUNTINGTON VA
                                   HUNTINGTON VA            MID CORP                   NEW
                                    GROWTH FUND           AMERICA FUND            ECONOMY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $11,889                $19,694                  $21,769
                                    -----------            -----------            -------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                (21,098)               (32,935)                 (35,188)
                                    -----------            -----------            -------------
  Net investment income
   (loss)                                (9,209)               (13,241)                 (13,419)
                                    -----------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (18,399)               (16,905)                 (16,716)
 Net realized gain on
  distributions                         178,432                133,236                  413,132
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (655,195)              (658,183)              (1,635,025)
                                    -----------            -----------            -------------
  Net gain (loss) on
   investments                         (495,162)              (541,852)              (1,238,609)
                                    -----------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(504,371)             $(555,093)             $(1,252,028)
                                    ===========            ===========            =============

(b) From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                    HUNTINGTON VA          HUNTINGTON VA
                                      ROTATING             INTERNATIONAL
                                    MARKETS FUND            EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $15,172                $24,747
                                     -----------            -----------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                 (12,728)               (31,279)
                                     -----------            -----------
  Net investment income (loss)             2,444                 (6,532)
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (11,000)               (13,198)
 Net realized gain on
  distributions                           89,231                 64,048
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (362,235)              (850,170)
                                     -----------            -----------
  Net gain (loss) on
   investments                          (284,004)              (799,320)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(281,560)             $(805,852)
                                     ===========            ===========

-------------------------------------------------------------------------------

                                                         HUNTINGTON VA                               LORD ABBETT
                                   HUNTINGTON VA           MORTGAGE             HUNTINGTON VA         ALL VALUE
                                  MACRO 100 FUND        SECURITIES FUND          SITUS FUND           PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (E)       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --              $45,437                     $ --                $ --
                                    -----------            ---------            -------------       -------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                (17,180)             (15,840)                 (60,548)           (107,984)
                                    -----------            ---------            -------------       -------------
  Net investment income
   (loss)                               (17,180)              29,597                  (60,548)           (107,984)
                                    -----------            ---------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (39,314)                 741                  (39,390)            (42,066)
 Net realized gain on
  distributions                              --                2,200                   85,674                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (241,119)                (728)              (1,230,808)         (1,485,445)
                                    -----------            ---------            -------------       -------------
  Net gain (loss) on
   investments                         (280,433)               2,213               (1,184,524)         (1,527,511)
                                    -----------            ---------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(297,613)             $31,810              $(1,245,072)        $(1,635,495)
                                    ===========            =========            =============       =============

                                                                                  LORD ABBETT
                                     LORD ABBETT              LORD ABBETT          GROWTH AND
                                   AMERICA'S VALUE          BOND-DEBENTURE           INCOME
                                      PORTFOLIO                  FUND              PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                     $ --                 $ --
                                    -------------            -------------       --------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                  (75,883)                (413,055)          (1,529,450)
                                    -------------            -------------       --------------
  Net investment income
   (loss)                                 (75,883)                (413,055)          (1,529,450)
                                    -------------            -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (32,158)                 (41,324)            (574,288)
 Net realized gain on
  distributions                                --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (1,131,808)              (3,032,857)         (31,962,582)
                                    -------------            -------------       --------------
  Net gain (loss) on
   investments                         (1,163,966)              (3,074,181)         (32,536,870)
                                    -------------            -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,239,849)             $(3,487,236)        $(34,066,320)
                                    =============            =============       ==============

(e) Formerly Huntington VA Situs Small Cap Fund. Change effective January 24, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                     LORD ABBETT
                                   LARGE-CAP CORE           MFS(R) CORE
                                      PORTFOLIO            EQUITY SERIES
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                 $4,007
                                     -----------            -----------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                 (60,284)                (6,473)
                                     -----------            -----------
  Net investment income (loss)           (60,284)                (2,466)
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (32,100)                 2,767
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (780,299)              (128,936)
                                     -----------            -----------
  Net gain (loss) on
   investments                          (812,399)              (126,169)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(872,683)             $(128,635)
                                     ===========            ===========

-------------------------------------------------------------------------------

                                                        MFS(R) INVESTORS
                                   MFS(R) GROWTH             GROWTH            MFS(R) INVESTORS          MFS(R) TOTAL
                                      SERIES              STOCK SERIES           TRUST SERIES           RETURN SERIES
                                  SUB-ACCOUNT (F)          SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,501                 $2,006                 $9,007                $336,944
                                    -----------            -----------            -----------            ------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                 (8,491)                (4,872)               (14,693)               (151,791)
                                    -----------            -----------            -----------            ------------
  Net investment income
   (loss)                                (6,990)                (2,866)                (5,686)                185,153
                                    -----------            -----------            -----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (855)                 9,512                 32,205                  47,479
 Net realized gain on
  distributions                              --                 16,393                 74,367                 667,380
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (139,055)              (120,236)              (306,849)             (2,446,452)
                                    -----------            -----------            -----------            ------------
  Net gain (loss) on
   investments                         (139,910)               (94,331)              (200,277)             (1,731,593)
                                    -----------            -----------            -----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(146,900)              $(97,197)             $(205,963)            $(1,546,440)
                                    ===========            ===========            ===========            ============

                                                        VAN KAMPEN --          VAN KAMPEN --
                                                       UIF EQUITY AND          UIF CORE PLUS
                                   MFS(R) VALUE            INCOME              FIXED INCOME
                                      SERIES              PORTFOLIO              PORTFOLIO
                                 SUB-ACCOUNT (B)         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                 $4,946                 $459,567
                                      ------              ---------            -------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                  (4)                (2,926)                (129,379)
                                      ------              ---------            -------------
  Net investment income
   (loss)                                 (4)                 2,020                  330,188
                                      ------              ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (4)               (12,311)                 (95,159)
 Net realized gain on
  distributions                           --                  6,657                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (146)               (26,680)              (1,546,179)
                                      ------              ---------            -------------
  Net gain (loss) on
   investments                          (150)               (32,334)              (1,641,338)
                                      ------              ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(154)              $(30,314)             $(1,311,150)
                                      ======              =========            =============

(b) From inception May 1, 2008 to September 30, 2008.

(f)  Formerly MFS(R) Emerging Growth Series. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                 VAN KAMPEN --         VAN KAMPEN --
                                  UIF EMERGING          UIF EMERGING
                                  MARKETS DEBT         MARKETS EQUITY
                                   PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $68,999                    $ --
                                    --------            ------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges             (13,210)               (365,592)
                                    --------            ------------
  Net investment income
   (loss)                             55,789                (365,592)
                                    --------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (6,269)               (262,735)
 Net realized gain on
  distributions                       39,825               8,360,036
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                            (166,420)            (22,086,120)
                                    --------            ------------
  Net gain (loss) on
   investments                      (132,864)            (13,988,819)
                                    --------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(77,075)           $(14,354,411)
                                    ========            ============

-------------------------------------------------------------------------------

                                                    VAN KAMPEN --        VAN KAMPEN --
                                VAN KAMPEN --        UIF MID CAP           UIF U.S.         MORGAN STANLEY --
                               UIF HIGH YIELD          GROWTH            MID CAP VALUE        FOCUS GROWTH
                                  PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO
                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $95,665              $79,837             $105,267              $36,022
                                  ---------          -----------          -----------          -----------
EXPENSE:
 Mortality and Expense and
  Administrative Charges            (18,327)            (137,595)            (171,345)            (129,968)
                                  ---------          -----------          -----------          -----------
  Net investment income
   (loss)                            77,338              (57,758)             (66,078)             (93,946)
                                  ---------          -----------          -----------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (88,042)             (41,662)              47,094              130,299
 Net realized gain on
  distributions                          --            3,044,352            4,233,825                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                           (127,252)          (6,907,050)          (7,325,238)          (3,812,303)
                                  ---------          -----------          -----------          -----------
  Net gain (loss) on
   investments                     (215,294)          (3,904,360)          (3,044,319)          (3,682,004)
                                  ---------          -----------          -----------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(137,956)         $(3,962,118)         $(3,110,397)         $(3,775,950)
                                  =========          ===========          ===========          ===========

                                                    MORGAN STANLEY --    MORGAN STANLEY --
                               MORGAN STANLEY --         CAPITAL              MID CAP
                                   BALANCED           OPPORTUNITIES           GROWTH
                                   PORTFOLIO            PORTFOLIO            PORTFOLIO
                                SUB-ACCOUNT (G)        SUB-ACCOUNT        SUB-ACCOUNT (H)
----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $54,656                 $ --              $21,375
                                  -----------          -----------          -----------
EXPENSE:
 Mortality and Expense and
  Administrative Charges              (77,591)             (45,831)             (38,951)
                                  -----------          -----------          -----------
  Net investment income
   (loss)                             (22,935)             (45,831)             (17,576)
                                  -----------          -----------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,520               91,283              186,467
 Net realized gain on
  distributions                       842,604                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                           (1,836,409)          (1,182,432)          (1,328,019)
                                  -----------          -----------          -----------
  Net gain (loss) on
   investments                       (991,285)          (1,091,149)          (1,141,552)
                                  -----------          -----------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(1,014,220)         $(1,136,980)         $(1,159,128)
                                  ===========          ===========          ===========

(g)  Formerly Balanced Growth. Change effective March 8, 2008.

(h) Formerly Developing Growth. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                          MORGAN STANLEY --
                                  MORGAN STANLEY --           DIVIDEND
                                   FLEXIBLE INCOME             GROWTH
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $75,853                  $64,675
                                     -----------            -------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                 (41,245)                (175,090)
                                     -----------            -------------
  Net investment income (loss)            34,608                 (110,415)
                                     -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (323,069)                 216,394
 Net realized gain on
  distributions                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (366,168)              (3,781,522)
                                     -----------            -------------
  Net gain (loss) on
   investments                          (689,237)              (3,565,128)
                                     -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(654,629)             $(3,675,543)
                                     ===========            =============

-------------------------------------------------------------------------------

                                                        MORGAN STANLEY --
                               MORGAN STANLEY --             CAPITAL            MORGAN STANLEY --
                                 GLOBAL EQUITY               GROWTH               MONEY MARKET
                                   PORTFOLIO                PORTFOLIO               PORTFOLIO          UTILITIES
                                  SUB-ACCOUNT            SUB-ACCOUNT (I)           SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $51,448                   $6,518               $190,584             $27,780
                                 -------------            -------------            -----------       -------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges               (64,848)                 (34,564)              (123,644)            (56,376)
                                 -------------            -------------            -----------       -------------
  Net investment income
   (loss)                              (13,400)                 (28,046)                66,940             (28,596)
                                 -------------            -------------            -----------       -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             167,264                   78,779                     --             181,684
 Net realized gain on
  distributions                        348,273                       --                     --                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                            (2,709,142)              (1,063,078)                    --          (1,412,438)
                                 -------------            -------------            -----------       -------------
  Net gain (loss) on
   investments                      (2,193,605)                (984,299)                    --          (1,230,754)
                                 -------------            -------------            -----------       -------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $(2,207,005)             $(1,012,345)               $66,940         $(1,259,350)
                                 =============            =============            ===========       =============

                               MORGAN STANLEY --         VAN KAMPEN --          VAN KAMPEN --
                               EQUALLY-WEIGHTED            UIF SMALL             UIF GLOBAL
                                    S&P 500             COMPANY GROWTH            FRANCHISE
                                   PORTFOLIO               PORTFOLIO              PORTFOLIO
                                  SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $283,017                   $ --                $14,280
                                 -------------            -----------            -----------
EXPENSE:
 Mortality and Expense and
  Administrative Charges              (192,883)                (8,228)               (13,038)
                                 -------------            -----------            -----------
  Net investment income
   (loss)                               90,134                 (8,228)                 1,242
                                 -------------            -----------            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             650,371                (38,295)                (6,438)
 Net realized gain on
  distributions                      3,375,430                 43,965                 51,062
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                            (7,562,315)              (161,196)              (247,709)
                                 -------------            -----------            -----------
  Net gain (loss) on
   investments                      (3,536,514)              (155,526)              (203,085)
                                 -------------            -----------            -----------
  Net increase (decrease)
   in net assets resulting
   from operations                 $(3,446,380)             $(163,754)             $(201,843)
                                 =============            ===========            ===========

(i)  Formerly Growth. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------


                                    MTB LARGE CAP          MTB LARGE CAP
                                   GROWTH FUND II          VALUE FUND II
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                $26,385
                                     -----------            -----------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                 (12,862)               (31,744)
                                     -----------            -----------
  Net investment income (loss)           (12,862)                (5,359)
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (17,566)               (34,864)
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (257,392)              (790,493)
                                     -----------            -----------
  Net gain (loss) on
   investments                          (274,958)              (825,357)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(287,820)             $(830,716)
                                     ===========            ===========

-------------------------------------------------------------------------------

                                   MTB MANAGED          MTB MANAGED          MTB MANAGED
                                   ALLOCATION           ALLOCATION            ALLOCATION           OPPENHEIMER
                                FUND -- MODERATE    FUND -- AGGRESSIVE   FUND -- CONSERVATIVE        MIDCAP
                                    GROWTH II            GROWTH II            GROWTH II              FUND/VA
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $ --              $6,854                   $ --
                                   -----------          -----------           ---------            -----------
EXPENSE:
 Mortality and Expense and
  Administrative Charges               (34,019)              (5,496)             (6,482)               (32,768)
                                   -----------          -----------           ---------            -----------
  Net investment income
   (loss)                              (34,019)              (5,496)                372                (32,768)
                                   -----------          -----------           ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (17,984)             (13,357)               (884)               (14,010)
 Net realized gain on
  distributions                             --                   --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (582,506)            (123,322)            (81,084)              (757,125)
                                   -----------          -----------           ---------            -----------
  Net gain (loss) on
   investments                        (600,490)            (136,679)            (81,968)              (771,135)
                                   -----------          -----------           ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(634,509)           $(142,175)           $(81,596)             $(803,903)
                                   ===========          ===========           =========            ===========

                                OPPENHEIMER
                                  CAPITAL               OPPENHEIMER             OPPENHEIMER
                                APPRECIATION         GLOBAL SECURITIES          MAIN STREET
                                  FUND/VA                 FUND/VA               FUND(R)/VA
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --              $2,268,058               $122,434
                               --------------          --------------          -------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges             (634,300)             (2,162,874)              (135,229)
                               --------------          --------------          -------------
  Net investment income
   (loss)                            (634,300)                105,184                (12,795)
                               --------------          --------------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (183,810)               (454,775)               (33,150)
 Net realized gain on
  distributions                            --              12,161,941                643,538
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                          (15,076,520)            (67,673,287)            (3,221,835)
                               --------------          --------------          -------------
  Net gain (loss) on
   investments                    (15,260,330)            (55,966,121)            (2,611,447)
                               --------------          --------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(15,894,630)           $(55,860,937)           $(2,624,242)
                               ==============          ==============          =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                 OPPENHEIMER
                                 MAIN STREET           PUTNAM VT
                                  SMALL CAP           DIVERSIFIED
                                  FUND(R)/VA          INCOME FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $186,681          $2,100,982
                                --------------       -------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges              (854,365)           (404,055)
                                --------------       -------------
  Net investment income (loss)        (667,684)          1,696,927
                                --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (44,859)           (105,716)
 Net realized gain on
  distributions                      3,882,310                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                           (15,598,143)         (6,647,876)
                                --------------       -------------
  Net gain (loss) on
   investments                     (11,760,692)         (6,753,592)
                                --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(12,428,376)        $(5,056,665)
                                ==============       =============

-------------------------------------------------------------------------------

                                                                                  PUTNAM VT
                                      PUTNAM VT           PUTNAM VT             INTERNATIONAL        PUTNAM VT
                                    GLOBAL ASSET         GROWTH AND              GROWTH AND        INTERNATIONAL
                                   ALLOCATION FUND       INCOME FUND             INCOME FUND        EQUITY FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $260,310            $117,873                 $7,373           $1,408,111
                                    -------------       -------------            -----------       --------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                  (85,317)            (66,971)                (9,381)            (842,297)
                                    -------------       -------------            -----------       --------------
  Net investment income
   (loss)                                 174,993              50,902                 (2,008)             565,814
                                    -------------       -------------            -----------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (26,227)            (82,663)               (17,900)            (430,930)
 Net realized gain on
  distributions                                --           1,013,533                 81,707           10,818,844
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (1,566,171)         (2,567,920)              (301,982)         (36,662,211)
                                    -------------       -------------            -----------       --------------
  Net gain (loss) on
   investments                         (1,592,398)         (1,637,050)              (238,175)         (26,274,297)
                                    -------------       -------------            -----------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,417,405)        $(1,586,148)             $(240,183)        $(25,708,483)
                                    =============       =============            ===========       ==============


                                                          PUTNAM VT           PUTNAM VT
                                      PUTNAM VT              NEW              SMALL CAP
                                   INVESTORS FUND        VALUE FUND           VALUE FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $64,420            $144,634             $709,401
                                    -------------       -------------       --------------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                 (340,314)            (96,533)            (613,843)
                                    -------------       -------------       --------------
  Net investment income
   (loss)                                (275,894)             48,101               95,558
                                    -------------       -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (25,265)           (125,148)             (20,422)
 Net realized gain on
  distributions                                --           1,761,735           12,422,407
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (7,477,911)         (4,460,677)         (21,732,170)
                                    -------------       -------------       --------------
  Net gain (loss) on
   investments                         (7,503,176)         (2,824,090)          (9,330,185)
                                    -------------       -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(7,779,070)        $(2,775,989)         $(9,234,627)
                                    =============       =============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                       PUTNAM VT
                                   THE GEORGE PUTNAM           PUTNAM VT
                                    FUND OF BOSTON            VISTA FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $239,313                   $ --
                                     -------------            -----------
EXPENSE:
 Mortality and Expense and
  Administrative Charges                   (63,171)               (11,539)
                                     -------------            -----------
  Net investment income (loss)             176,142                (11,539)
                                     -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (69,723)               (11,498)
 Net realized gain on
  distributions                            466,857                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (1,754,774)              (262,912)
                                     -------------            -----------
  Net gain (loss) on
   investments                          (1,357,640)              (274,410)
                                     -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,181,498)             $(285,949)
                                     =============            ===========

-------------------------------------------------------------------------------

                                                                               PIONEER OAK
                                                          PIONEER            RIDGE LARGE CAP        VAN KAMPEN LIT
                                  PUTNAM VT              FUND VCT              GROWTH VCT             ENTERPRISE
                                VOYAGER FUND             PORTFOLIO              PORTFOLIO              PORTFOLIO
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                 $5,616                 $1,462                 $8,402
                                 -----------            -----------            -----------            -----------
EXPENSE:
 Mortality and Expense and
  Administrative Charges             (20,973)                (8,969)                (6,072)               (13,263)
                                 -----------            -----------            -----------            -----------
  Net investment income
   (loss)                            (20,973)                (3,353)                (4,610)                (4,861)
                                 -----------            -----------            -----------            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           (25,333)               (11,575)                (2,223)               (29,234)
 Net realized gain on
  distributions                           --                 22,356                 18,314                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                            (398,487)              (118,783)              (118,402)              (277,855)
                                 -----------            -----------            -----------            -----------
  Net gain (loss) on
   investments                      (423,820)              (108,002)              (102,311)              (307,089)
                                 -----------            -----------            -----------            -----------
  Net increase (decrease)
   in net assets resulting
   from operations                 $(444,793)             $(111,355)             $(106,921)             $(311,950)
                                 ===========            ===========            ===========            ===========

                                VAN KAMPEN LIT                                   VAN KAMPEN LIT
                                  GROWTH AND              VAN KAMPEN LIT             CAPITAL
                                    INCOME                   COMSTOCK                GROWTH
                                   PORTFOLIO                PORTFOLIO               PORTFOLIO
                                  SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (K)
--------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $781,858                $1,558,145                 $536
                                 -------------            --------------            ---------
EXPENSE:
 Mortality and Expense and
  Administrative Charges              (515,445)                 (879,139)              (4,447)
                                 -------------            --------------            ---------
  Net investment income
   (loss)                              266,413                   679,006               (3,911)
                                 -------------            --------------            ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             (50,684)                 (196,580)               4,473
 Net realized gain on
  distributions                      1,510,879                 3,826,805                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                            (9,962,423)              (18,760,327)             (94,136)
                                 -------------            --------------            ---------
  Net gain (loss) on
   investments                      (8,502,228)              (15,130,102)             (89,663)
                                 -------------            --------------            ---------
  Net increase (decrease)
   in net assets resulting
   from operations                 $(8,235,815)             $(14,451,096)            $(93,574)
                                 =============            ==============            =========

(k) Formerly Van Kampen Life Investment Trust Strategic Growth Portfolio. Change effective April 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                 VAN KAMPEN LIT
                                     MID CAP        VAN KAMPEN LIT
                                     GROWTH           GOVERNMENT
                                    PORTFOLIO          PORTFOLIO
                                 SUB-ACCOUNT (L)      SUB-ACCOUNT
--------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --            $16,459
                                    ---------          ---------
EXPENSE:
 Mortality and Expense and
  Administrative Charges               (2,118)            (8,629)
                                    ---------          ---------
  Net investment income (loss)         (2,118)             7,830
                                    ---------          ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   130             (4,920)
 Net realized gain on
  distributions                        43,243                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (95,479)           (28,628)
                                    ---------          ---------
  Net gain (loss) on
   investments                        (52,106)           (33,548)
                                    ---------          ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(54,224)          $(25,718)
                                    =========          =========

(l) Formerly Van Kampen LIT Aggressive Growth Portfolio. Change effective April 30, 2008.

-------------------------------------------------------------------------------

                                 WELLS FARGO      WELLS FARGO       WELLS FARGO        RIDGEWORTH
                                ADVANTAGE VT      ADVANTAGE VT      ADVANTAGE VT     VARIABLE TRUST
                                C&B LARGE CAP    LARGE COMPANY       SMALL CAP      LARGE CAP GROWTH
                                 VALUE FUND       GROWTH FUND       GROWTH FUND        STOCK FUND
                               SUB-ACCOUNT (M)    SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT (N)
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $30                $57              $ --               $31
                                   ------           --------          --------          --------
EXPENSE:
 Mortality and Expense and
  Administrative Charges              (31)              (268)             (192)             (331)
                                   ------           --------          --------          --------
  Net investment income
   (loss)                              (1)              (211)             (192)             (300)
                                   ------           --------          --------          --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1                 (5)               (1)               63
 Net realized gain on
  distributions                        --                 --             4,398             3,587
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                             (411)            (5,061)           (7,337)           (9,751)
                                   ------           --------          --------          --------
  Net gain (loss) on
   investments                       (410)            (5,066)           (2,940)           (6,101)
                                   ------           --------          --------          --------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(411)           $(5,277)          $(3,132)          $(6,401)
                                   ======           ========          ========          ========

                                  RIDGEWORTH         RIDGEWORTH          RIDGEWORTH
                                VARIABLE TRUST     VARIABLE TRUST      VARIABLE TRUST
                                LARGE CAP CORE      MID-CAP CORE       LARGE CAP VALUE
                                  EQUITY FUND        EQUITY FUND         EQUITY FUND
                                SUB-ACCOUNT (O)    SUB-ACCOUNT (P)     SUB-ACCOUNT (Q)
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $936               $232              $35,544
                                   ---------          ---------          -----------
EXPENSE:
 Mortality and Expense and
  Administrative Charges              (1,784)            (1,073)             (28,127)
                                   ---------          ---------          -----------
  Net investment income
   (loss)                               (848)              (841)               7,417
                                   ---------          ---------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (174)              (216)              (3,277)
 Net realized gain on
  distributions                       15,268              8,773               90,161
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                             (45,559)           (24,795)            (680,677)
                                   ---------          ---------          -----------
  Net gain (loss) on
   investments                       (30,465)           (16,238)            (593,793)
                                   ---------          ---------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(31,313)          $(17,079)           $(586,376)
                                   =========          =========          ===========

(m) Funded as of April 9, 2008.

(n) Formerly STI Classic VT Large Cap Growth Stock Fund. Change effective May 1, 2008.

(o) Formerly STI Classic VT Large Cap Core Equity Fund. Change effective May 1, 2008.

(p) Formerly STI Classic VT Mid-Cap Core Equity Fund. Change effective May 1, 2008.

(q) Formerly STI Classic VT Large Cap Value Equity Fund. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                   BALANCED WEALTH         GLOBAL RESEARCH
                                  STRATEGY PORTFOLIO      GROWTH PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $938,264               $(26,252)
 Net realized gain (loss) on
  security transactions                   (153,464)               (39,890)
 Net realized gain on
  distributions                          1,113,577                216,130
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (12,006,111)            (1,195,244)
                                    --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (10,107,734)            (1,045,256)
                                    --------------          -------------
UNIT TRANSACTIONS:
 Purchases                               2,231,221                161,028
 Net transfers                          14,101,803                197,622
 Surrenders for benefit
  payments and fees                     (2,587,501)              (144,005)
 Net annuity transactions                     (332)                    --
                                    --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     13,745,191                214,645
                                    --------------          -------------
 Net increase (decrease) in
  net assets                             3,637,457               (830,611)
NET ASSETS:
 Beginning of period                    43,029,423              2,727,525
                                    --------------          -------------
 End of period                         $46,666,880             $1,896,914
                                    ==============          =============

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS                          ALLIANCEBERNSTEIN VPS
                                   INTERNATIONAL           SMALL/MID CAP      ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                  VALUE PORTFOLIO         VALUE PORTFOLIO        VALUE PORTFOLIO        GROWTH PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(500,184)             $(121,924)               $523,841               $(28,596)
 Net realized gain (loss) on
  security transactions                  (565,798)              (181,926)                (72,684)               (36,942)
 Net realized gain on
  distributions                         8,123,416              1,554,295               3,240,945                 41,529
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (65,467,487)            (3,588,026)            (22,192,806)            (1,164,901)
                                   --------------          -------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (58,410,053)            (2,337,581)            (18,500,704)            (1,188,910)
                                   --------------          -------------          --------------          -------------
UNIT TRANSACTIONS:
 Purchases                              6,326,212                597,890               3,901,516                628,961
 Net transfers                         14,339,573                130,278              13,351,167              3,402,161
 Surrenders for benefit
  payments and fees                    (6,888,571)              (557,508)             (3,230,782)               (72,162)
 Net annuity transactions                      --                     --                      --                     --
                                   --------------          -------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    13,777,214                170,660              14,021,901              3,958,960
                                   --------------          -------------          --------------          -------------
 Net increase (decrease) in
  net assets                          (44,632,839)            (2,166,921)             (4,478,803)             2,770,050
NET ASSETS:
 Beginning of period                  154,046,641             17,151,245              63,968,685                521,465
                                   --------------          -------------          --------------          -------------
 End of period                       $109,413,802            $14,984,324             $59,489,882             $3,291,515
                                   ==============          =============          ==============          =============

                                   AIM V.I.          AMERICAN FUNDS
                                 INTERNATIONAL           GLOBAL              AMERICAN FUNDS
                                  GROWTH FUND          GROWTH FUND            GROWTH FUND
                                SUB-ACCOUNT (B)        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2)                $(44,758)              $(369,039)
 Net realized gain (loss) on
  security transactions                 --                   27,142                 353,427
 Net realized gain on
  distributions                         --                  294,399               3,025,803
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (141)              (1,306,167)            (11,185,582)
                                    ------            -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (143)              (1,029,384)             (8,175,391)
                                    ------            -------------          --------------
UNIT TRANSACTIONS:
 Purchases                             400                   37,581                 213,784
 Net transfers                         362                  220,631                (706,801)
 Surrenders for benefit
  payments and fees                     --                 (257,128)             (2,162,656)
 Net annuity transactions               --                       --                      --
                                    ------            -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    762                    1,084              (2,655,673)
                                    ------            -------------          --------------
 Net increase (decrease) in
  net assets                           619               (1,028,300)            (10,831,064)
NET ASSETS:
 Beginning of period                    --                4,300,452              34,030,792
                                    ------            -------------          --------------
 End of period                        $619               $3,272,152             $23,199,728
                                    ======            =============          ==============

(b) From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------


                                   AMERICAN FUNDS         AMERICAN FUNDS
                                 GROWTH-INCOME FUND     INTERNATIONAL FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(223,648)             $(158,714)
 Net realized gain (loss) on
  security transactions                  324,530                106,652
 Net realized gain on
  distributions                        1,290,432              1,755,062
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (6,408,879)            (6,150,301)
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (5,017,565)            (4,447,301)
                                     -----------            -----------
UNIT TRANSACTIONS:
 Purchases                               145,570                 61,107
 Net transfers                        (1,074,626)              (441,540)
 Surrenders for benefit
  payments and fees                   (1,970,242)            (1,141,961)
 Net annuity transactions                     (4)                    (3)
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (2,899,302)            (1,522,397)
                                     -----------            -----------
 Net increase (decrease) in
  net assets                          (7,916,867)            (5,969,698)
NET ASSETS:
 Beginning of period                  25,100,711             16,850,838
                                     -----------            -----------
 End of period                       $17,183,844            $10,881,140
                                     ===========            ===========

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS         BB&T                  BB&T
                                   GLOBAL SMALL         MID CAP          CAPITAL MANAGER            BB&T
                                CAPITALIZATION FUND   GROWTH VIF            EQUITY VIF          LARGE CAP VIF
                                    SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(55,169)         $(33,699)               $(4,969)              $2,224
 Net realized gain (loss) on
  security transactions                (24,465)          (17,566)               (69,406)             (46,226)
 Net realized gain on
  distributions                        514,822           568,344                276,349              840,875
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                            (2,059,760)       (1,693,601)              (543,028)          (1,781,696)
                                    ----------        ----------           ------------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                        (1,624,572)       (1,176,522)              (341,054)            (984,823)
                                    ----------        ----------           ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                 450            48,362                 35,974              207,530
 Net transfers                        (282,419)          (17,354)              (304,564)             110,747
 Surrenders for benefit
  payments and fees                   (322,281)         (172,539)               (75,995)            (158,228)
 Net annuity transactions                1,288                --                     --                   --
                                    ----------        ----------           ------------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (602,962)         (141,531)              (344,585)             160,049
                                    ----------        ----------           ------------          -----------
 Net increase (decrease) in
  net assets                        (2,227,534)       (1,318,053)              (685,639)            (824,774)
NET ASSETS:
 Beginning of period                 5,270,761         3,669,055              1,729,776            4,322,391
                                    ----------        ----------           ------------          -----------
 End of period                      $3,043,227        $2,351,002             $1,044,137           $3,497,617
                                    ==========        ==========           ============          ===========

                                   BB&T
                                  SPECIAL                 BB&T             EVERGREEN VA
                               OPPORTUNITIES          TOTAL RETURN      DIVERSIFIED CAPITAL
                                EQUITY VIF              BOND VIF           BUILDER FUND
                                SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (C)
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(153,635)              $101,439              $(6,570)
 Net realized gain (loss) on
  security transactions             (41,298)                   (49)              (3,371)
 Net realized gain on
  distributions                     455,397                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                         (2,557,776)              (219,207)            (128,736)
                                -----------           ------------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                     (2,297,312)              (117,817)            (138,677)
                                -----------           ------------          -----------
UNIT TRANSACTIONS:
 Purchases                          763,860                238,649                   --
 Net transfers                      795,215              3,072,393                4,188
 Surrenders for benefit
  payments and fees                (620,195)              (165,620)             (58,188)
 Net annuity transactions                --                     --                   --
                                -----------           ------------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 938,880              3,145,422              (54,000)
                                -----------           ------------          -----------
 Net increase (decrease) in
  net assets                     (1,358,432)             3,027,605             (192,677)
NET ASSETS:
 Beginning of period             14,290,483              2,910,144              621,494
                                -----------           ------------          -----------
 End of period                  $12,932,051             $5,937,749             $428,817
                                ===========           ============          ===========

(c)  Formerly Evergreen VA Balanced Fund. Change effective May 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                              EVERGREEN VA
                                     EVERGREEN VA            INTERNATIONAL
                                      GROWTH FUND             EQUITY FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(57,919)               $(27,764)
 Net realized gain (loss) on
  security transactions                    (55,115)                (14,986)
 Net realized gain on
  distributions                                 --                  53,506
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (1,045,135)               (820,943)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,158,169)               (810,187)
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  12,559                 213,263
 Net transfers                             123,778                 756,591
 Surrenders for benefit
  payments and fees                       (214,917)               (122,263)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (78,580)                847,591
                                     -------------            ------------
 Net increase (decrease) in
  net assets                            (1,236,749)                 37,404
NET ASSETS:
 Beginning of period                     5,279,228               2,010,131
                                     -------------            ------------
 End of period                          $4,042,479              $2,047,535
                                     =============            ============

-------------------------------------------------------------------------------

                                                    EVERGREEN VA            EVERGREEN VA       FIDELITY VIP
                                  EVERGREEN VA         SPECIAL              FUNDAMENTAL       EQUITY-INCOME
                                   OMEGA FUND        VALUES FUND           LARGE CAP FUND       PORTFOLIO
                                   SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(861)          $(134,457)              $(2,741)           $(830,944)
 Net realized gain (loss) on
  security transactions                (2,208)            (72,328)               (8,162)            (123,125)
 Net realized gain on
  distributions                            --                  --                    --               65,193
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (4,879)           (766,258)              (25,506)         (19,644,329)
                                    ---------       -------------            ----------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (7,948)           (973,043)              (36,409)         (20,533,205)
                                    ---------       -------------            ----------       --------------
UNIT TRANSACTIONS:
 Purchases                                 --             272,613                    --            3,265,634
 Net transfers                         12,968             (22,147)              (50,524)           9,673,154
 Surrenders for benefit
  payments and fees                       (10)           (438,088)                 (627)          (3,099,783)
 Net annuity transactions                  --                  --                    --                   --
                                    ---------       -------------            ----------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    12,958            (187,622)              (51,151)           9,839,005
                                    ---------       -------------            ----------       --------------
 Net increase (decrease) in
  net assets                            5,010          (1,160,665)              (87,560)         (10,694,200)
NET ASSETS:
 Beginning of period                   44,335          11,951,975               246,329           74,051,461
                                    ---------       -------------            ----------       --------------
 End of period                        $49,345         $10,791,310              $158,769          $63,357,261
                                    =========       =============            ==========       ==============

                               FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                  GROWTH            CONTRAFUND(R)           MID CAP
                                 PORTFOLIO            PORTFOLIO            PORTFOLIO
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(253,839)          $(4,130,706)           $(963,883)
 Net realized gain (loss) on
  security transactions             (153,926)             (834,878)            (272,914)
 Net realized gain on
  distributions                           --             9,799,660           13,841,747
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                          (7,070,932)         (119,075,613)         (34,732,571)
                               -------------       ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (7,478,697)         (114,241,537)         (22,127,621)
                               -------------       ---------------       --------------
UNIT TRANSACTIONS:
 Purchases                           594,917            20,051,571            4,500,363
 Net transfers                       628,075            27,941,527              136,378
 Surrenders for benefit
  payments and fees                 (927,302)          (15,494,657)          (3,311,525)
 Net annuity transactions                 --                (2,144)                  --
                               -------------       ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  295,690            32,496,297            1,325,216
                               -------------       ---------------       --------------
 Net increase (decrease) in
  net assets                      (7,183,007)          (81,745,240)         (20,802,405)
NET ASSETS:
 Beginning of period              25,628,953           410,822,942          100,279,866
                               -------------       ---------------       --------------
 End of period                   $18,445,946          $329,077,702          $79,477,461
                               =============       ===============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                             FIDELITY VIP
                                     FIDELITY VIP          DYNAMIC CAPITAL
                                   VALUE STRATEGIES          APPRECIATION
                                       PORTFOLIO              PORTFOLIO
                                      SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(61,797)              $(1,805)
 Net realized gain (loss) on
  security transactions                   (237,222)               (7,470)
 Net realized gain on
  distributions                          1,017,296                   325
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (2,575,653)              (57,192)
                                     -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,857,376)              (66,142)
                                     -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 409,121                20,717
 Net transfers                            (574,301)              283,092
 Surrenders for benefit
  payments and fees                       (337,151)               (8,632)
 Net annuity transactions                       --                    --
                                     -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (502,331)              295,177
                                     -------------            ----------
 Net increase (decrease) in
  net assets                            (2,359,707)              229,035
NET ASSETS:
 Beginning of period                     6,948,465                21,639
                                     -------------            ----------
 End of period                          $4,588,758              $250,674
                                     =============            ==========

-------------------------------------------------------------------------------

                                   FRANKLIN               FRANKLIN               FRANKLIN
                                 SMALL-MID CAP            SMALL CAP              STRATEGIC
                                    GROWTH                  VALUE                 INCOME                MUTUAL SHARES
                                SECURITIES FUND        SECURITIES FUND        SECURITIES FUND          SECURITIES FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT (B)          SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(44,420)                $2                   $811,409                 $162,921
 Net realized gain (loss)
  on security transactions              17,844                 (1)                  (327,828)                 213,568
 Net realized gain on
  distributions                        382,240                 16                     34,386                  453,117
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                            (1,198,720)               (53)                (1,314,186)              (3,658,542)
                                 -------------              -----              -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                     (843,056)               (36)                  (796,219)              (2,828,936)
                                 -------------              -----              -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              30,595                200                    117,081                   67,310
 Net transfers                         (91,034)               256                 (3,926,821)                (447,926)
 Surrenders for benefit
  payments and fees                   (246,185)                --                 (1,767,458)                (940,010)
 Net annuity transactions                   --                 --                         --                       --
                                 -------------              -----              -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (306,624)               456                 (5,577,198)              (1,320,626)
                                 -------------              -----              -------------            -------------
 Net increase (decrease)
  in net assets                     (1,149,680)               420                 (6,373,417)              (4,149,562)
NET ASSETS:
 Beginning of period                 3,957,663                 --                 16,230,440               13,996,363
                                 -------------              -----              -------------            -------------
 End of period                      $2,807,983               $420                 $9,857,023               $9,846,801
                                 =============              =====              =============            =============

                                   TEMPLETON
                                  DEVELOPING                TEMPLETON              TEMPLETON
                                    MARKETS                  GROWTH              GLOBAL INCOME
                                SECURITIES FUND          SECURITIES FUND        SECURITIES FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT (B)
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $32,265                   $8,655                 $(6)
 Net realized gain (loss)
  on security transactions             129,782                   14,805                  --
 Net realized gain on
  distributions                        427,342                  209,698                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                            (1,582,948)              (1,276,663)                 17
                                 -------------            -------------             -------
 Net increase (decrease)
  in net assets resulting
  from operations                     (993,559)              (1,043,505)                 11
                                 -------------            -------------             -------
UNIT TRANSACTIONS:
 Purchases                               4,054                   40,198               2,100
 Net transfers                        (157,538)                (135,462)               (210)
 Surrenders for benefit
  payments and fees                   (143,247)                (233,140)                 --
 Net annuity transactions                   --                       --                  --
                                 -------------            -------------             -------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (296,731)                (328,404)              1,890
                                 -------------            -------------             -------
 Net increase (decrease)
  in net assets                     (1,290,290)              (1,371,909)              1,901
NET ASSETS:
 Beginning of period                 3,154,826                4,004,067                  --
                                 -------------            -------------             -------
 End of period                      $1,864,536               $2,632,158              $1,901
                                 =============            =============             =======

(b) From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                          HARTFORD
                                  HARTFORD                LARGECAP
                                  ADVISERS                 GROWTH
                                  HLS FUND                HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(255,489)               $(2,469)
 Net realized gain (loss) on
  security transactions              (141,274)                (1,174)
 Net realized gain on
  distributions                       157,813                 45,023
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                           (5,268,967)              (128,538)
                                -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                       (5,507,917)               (87,158)
                                -------------            -----------
UNIT TRANSACTIONS:
 Purchases                            931,865                128,747
 Net transfers                        585,429                242,293
 Surrenders for benefit
  payments and fees                (1,041,556)                (5,529)
 Net annuity transactions                  --                     --
                                -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   475,738                365,511
                                -------------            -----------
 Net increase (decrease) in
  net assets                       (5,032,179)               278,353
NET ASSETS:
 Beginning of period               28,287,149                100,909
                                -------------            -----------
 End of period                    $23,254,970               $379,262
                                =============            ===========

-------------------------------------------------------------------------------

                                  HARTFORD               HARTFORD           HARTFORD                 HARTFORD
                                   TOTAL                  CAPITAL           DIVIDEND               FUNDAMENTAL
                                RETURN BOND            APPRECIATION        AND GROWTH                 GROWTH
                                  HLS FUND               HLS FUND           HLS FUND                 HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT (B)     SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(3,116,142)                $(3)          $(3,000,416)               $(17,588)
 Net realized gain (loss) on
  security transactions                11,767                  --              (596,574)               (231,549)
 Net realized gain on
  distributions                            --                  58             6,150,754                 278,992
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                          (21,741,774)               (303)          (60,809,887)               (670,384)
                               --------------             -------        --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (24,846,149)               (248)          (58,256,123)               (640,529)
                               --------------             -------        --------------            ------------
UNIT TRANSACTIONS:
 Purchases                         17,253,043                 600            16,168,002                  45,209
 Net transfers                     26,083,531                 553            20,214,938                 913,364
 Surrenders for benefit
  payments and fees               (19,975,744)                 --           (12,543,430)                (62,629)
 Net annuity transactions              (3,147)                 --                  (350)                     --
                               --------------             -------        --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                23,357,683               1,153            23,839,160                 895,944
                               --------------             -------        --------------            ------------
 Net increase (decrease) in
  net assets                       (1,488,466)                905           (34,416,963)                255,415
NET ASSETS:
 Beginning of period              386,265,304                  --           312,977,723               1,692,496
                               --------------             -------        --------------            ------------
 End of period                   $384,776,838                $905          $278,560,760              $1,947,911
                               ==============             =======        ==============            ============

                                 HARTFORD
                                  GLOBAL                HARTFORD               HARTFORD
                                 ADVISERS             GLOBAL EQUITY          GLOBAL GROWTH
                                 HLS FUND               HLS FUND               HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT (B)          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(52,493)               $(137)                $(96,653)
 Net realized gain (loss) on
  security transactions              (21,019)              (1,041)                (171,625)
 Net realized gain on
  distributions                       96,066                   --                  330,709
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                          (1,358,110)              (6,318)              (3,659,216)
                               -------------            ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (1,335,556)              (7,496)              (3,596,785)
                               -------------            ---------            -------------
UNIT TRANSACTIONS:
 Purchases                           221,071                   --                  296,819
 Net transfers                     1,879,751               60,281                1,196,806
 Surrenders for benefit
  payments and fees                 (264,612)                 (70)                (385,192)
 Net annuity transactions                 --                   --                       --
                               -------------            ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                1,836,210               60,211                1,108,433
                               -------------            ---------            -------------
 Net increase (decrease) in
  net assets                         500,654               52,715               (2,488,352)
NET ASSETS:
 Beginning of period               4,938,379                   --                8,890,530
                               -------------            ---------            -------------
 End of period                    $5,439,033              $52,715               $6,402,178
                               =============            =========            =============

(b) From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                  HARTFORD
                                DISCIPLINED         HARTFORD
                                   EQUITY            GROWTH
                                  HLS FUND          HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(2,404,796)        $(131,560)
 Net realized gain (loss) on
  security transactions           (1,513,616)          (77,269)
 Net realized gain on
  distributions                   20,479,090           390,807
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                         (71,283,307)       (3,830,529)
                                ------------       -----------
 Net increase (decrease) in
  net assets resulting from
  operations                     (54,722,629)       (3,648,551)
                                ------------       -----------
UNIT TRANSACTIONS:
 Purchases                         1,995,152           357,078
 Net transfers                    (7,573,380)          952,252
 Surrenders for benefit
  payments and fees              (11,450,601)         (389,158)
 Net annuity transactions                 --                --
                                ------------       -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions              (17,028,829)          920,172
                                ------------       -----------
 Net increase (decrease) in
  net assets                     (71,751,458)       (2,728,379)
NET ASSETS:
 Beginning of period             262,380,253        12,542,884
                                ------------       -----------
 End of period                  $190,628,795        $9,814,505
                                ============       ===========

-------------------------------------------------------------------------------

                                 HARTFORD                                                HARTFORD
                                  GROWTH            HARTFORD          HARTFORD         INTERNATIONAL
                               OPPORTUNITIES       HIGH YIELD           INDEX             GROWTH
                                 HLS FUND           HLS FUND          HLS FUND           HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(608,760)         $(217,062)         $(82,915)         $(390,628)
 Net realized gain (loss) on
  security transactions            (283,871)           (21,269)          (96,323)          (248,424)
 Net realized gain on
  distributions                   2,044,644                 --           118,100          1,642,967
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                        (18,031,903)        (2,491,554)       (1,832,602)       (18,183,999)
                               ------------        -----------       -----------       ------------
 Net increase (decrease) in
  net assets resulting from
  operations                    (16,879,890)        (2,729,885)       (1,893,740)       (17,180,084)
                               ------------        -----------       -----------       ------------
UNIT TRANSACTIONS:
 Purchases                        4,450,337          1,217,571           167,816          1,241,558
 Net transfers                    7,183,381          1,396,468           286,201          1,186,448
 Surrenders for benefit
  payments and fees              (1,651,026)        (1,220,181)         (385,217)          (967,203)
 Net annuity transactions                --             (2,399)               --                 --
                               ------------        -----------       -----------       ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               9,982,692          1,391,459            68,800          1,460,803
                               ------------        -----------       -----------       ------------
 Net increase (decrease) in
  net assets                     (6,897,198)        (1,338,426)       (1,824,940)       (15,719,281)
NET ASSETS:
 Beginning of period             53,455,583         26,135,342         9,172,270         39,632,228
                               ------------        -----------       -----------       ------------
 End of period                  $46,558,385        $24,796,916        $7,347,330        $23,912,947
                               ============        ===========       ===========       ============

                                     HARTFORD           HARTFORD               HARTFORD
                                   INTERNATIONAL      INTERNATIONAL             MIDCAP
                                   SMALL COMPANY      OPPORTUNITIES             GROWTH
                                     HLS FUND           HLS FUND               HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(132,131)         $(742,885)              $(5,542)
 Net realized gain (loss) on
  security transactions                (215,470)          (606,660)                  255
 Net realized gain on
  distributions                         374,216          2,701,383                 4,831
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                             (5,101,906)       (25,794,903)             (168,057)
                                    -----------       ------------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                         (5,075,291)       (24,443,065)             (168,513)
                                    -----------       ------------             ---------
UNIT TRANSACTIONS:
 Purchases                              940,156          2,280,645               192,982
 Net transfers                         (386,332)          (507,726)              549,966
 Surrenders for benefit
  payments and fees                    (510,699)        (2,994,174)               (9,085)
 Net annuity transactions                    --                 --                    --
                                    -----------       ------------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      43,125         (1,221,255)              733,863
                                    -----------       ------------             ---------
 Net increase (decrease) in
  net assets                         (5,032,166)       (25,664,320)              565,350
NET ASSETS:
 Beginning of period                 15,019,671         78,718,154               149,469
                                    -----------       ------------             ---------
 End of period                       $9,987,505        $53,053,834              $714,819
                                    ===========       ============             =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                   HARTFORD                HARTFORD
                                 MONEY MARKET           SMALLCAP VALUE
                                   HLS FUND                HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $720,760               $(3,354)
 Net realized gain (loss) on
  security transactions                     --                 4,339
 Net realized gain on
  distributions                             --                 3,165
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                    --                (8,762)
                                --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           720,760                (4,612)
                                --------------            ----------
UNIT TRANSACTIONS:
 Purchases                           6,915,352               252,916
 Net transfers                      94,590,478               183,407
 Surrenders for benefit
  payments and fees                (16,683,980)               (8,282)
 Net annuity transactions                 (331)                   --
                                --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 84,821,519               428,041
                                --------------            ----------
 Net increase (decrease) in
  net assets                        85,542,279               423,429
NET ASSETS:
 Beginning of period                59,926,601                44,651
                                --------------            ----------
 End of period                    $145,468,880              $468,080
                                ==============            ==========

-------------------------------------------------------------------------------

                                                                                                             HARTFORD
                                      HARTFORD                 HARTFORD            HARTFORD              U.S. GOVERNMENT
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK                  SECURITIES
                                      HLS FUND                 HLS FUND            HLS FUND                  HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT (D)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(234,348)               $(193,953)          $(192,760)               $5,698,222
 Net realized gain (loss) on
  security transactions                   (46,268)                (145,205)           (105,928)                 (941,419)
 Net realized gain on
  distributions                            75,786                  139,065             109,349                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (4,318,729)              (3,290,056)         (5,325,344)               (6,672,289)
                                    -------------            -------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (4,523,559)              (3,490,149)         (5,514,683)               (1,915,486)
                                    -------------            -------------       -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              3,636,484                  751,719             643,547                 8,619,568
 Net transfers                          8,021,860                 (376,421)            557,756                 9,197,752
 Surrenders for benefit
  payments and fees                      (786,497)                (814,390)           (692,152)               (9,376,523)
 Net annuity transactions                      --                       --                  --                        --
                                    -------------            -------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    10,871,847                 (439,092)            509,151                 8,440,797
                                    -------------            -------------       -------------            --------------
 Net increase (decrease) in
  net assets                            6,348,288               (3,929,241)         (5,005,532)                6,525,311
NET ASSETS:
 Beginning of period                   16,076,826               21,505,266          21,119,733               168,306,961
                                    -------------            -------------       -------------            --------------
 End of period                        $22,425,114              $17,576,025         $16,114,201              $174,832,272
                                    =============            =============       =============            ==============

                                                     HARTFORD            HARTFORD
                                 HARTFORD              VALUE              EQUITY
                                   VALUE           OPPORTUNITIES          INCOME
                                 HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(312,408)          $(170,843)           $(91,796)
 Net realized gain (loss) on
  security transactions              (86,212)           (267,973)           (109,760)
 Net realized gain on
  distributions                    2,263,310             104,675             678,391
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                          (9,095,710)         (4,909,776)         (2,502,216)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (7,231,020)         (5,243,917)         (2,025,381)
                               -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         5,353,102             522,385             340,677
 Net transfers                    12,222,256            (646,472)            151,977
 Surrenders for benefit
  payments and fees               (1,394,644)           (672,418)           (479,186)
 Net annuity transactions                 --                  --              (1,200)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               16,180,714            (796,505)             12,268
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets                       8,949,694          (6,040,422)         (2,013,113)
NET ASSETS:
 Beginning of period              26,170,486          19,607,554          11,819,143
                               -------------       -------------       -------------
 End of period                   $35,120,180         $13,567,132          $9,806,030
                               =============       =============       =============

(d) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                       AMERICAN FUNDS
                                  AMERICAN FUNDS        GLOBAL SMALL
                                       BOND            CAPITALIZATION
                                     HLS FUND             HLS FUND
                                  SUB-ACCOUNT (B)      SUB-ACCOUNT (B)
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(6)               $ --
 Net realized gain (loss) on
  security transactions                    --                  --
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                 (126)                (14)
                                      -------               -----
 Net increase (decrease) in
  net assets resulting from
  operations                             (132)                (14)
                                      -------               -----
UNIT TRANSACTIONS:
 Purchases                              1,200                  --
 Net transfers                            948                  71
 Surrenders for benefit
  payments and fees                        --                  --
 Net annuity transactions                  --                  --
                                      -------               -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,148                  71
                                      -------               -----
 Net increase (decrease) in
  net assets                            2,016                  57
NET ASSETS:
 Beginning of period                       --                  --
                                      -------               -----
 End of period                         $2,016                 $57
                                      =======               =====

(b) From inception May 1, 2008 to September 30, 2008.

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS       AMERICAN FUNDS        HUNTINGTON VA            HUNTINGTON VA
                                     GROWTH           INTERNATIONAL             INCOME                 DIVIDEND
                                    HLS FUND             HLS FUND            EQUITY FUND             CAPTURE FUND
                                 SUB-ACCOUNT (B)     SUB-ACCOUNT (B)         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(3)                $(2)                 $36,078                 $161,876
 Net realized gain (loss) on
  security transactions                   --                  --                   (5,835)                 (38,185)
 Net realized gain on
  distributions                           --                  --                  165,684                  245,904
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (243)               (175)                (862,995)              (1,237,491)
                                     -------              ------             ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (246)               (177)                (667,068)                (867,896)
                                     -------              ------             ------------            -------------
UNIT TRANSACTIONS:
 Purchases                               600                 400                   53,660                   67,318
 Net transfers                           715                 542                  177,216                 (161,001)
 Surrenders for benefit
  payments and fees                       --                  --                 (112,306)                (210,924)
 Net annuity transactions                 --                  --                       --                       --
                                     -------              ------             ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,315                 942                  118,570                 (304,607)
                                     -------              ------             ------------            -------------
 Net increase (decrease) in
  net assets                           1,069                 765                 (548,498)              (1,172,503)
NET ASSETS:
 Beginning of period                      --                  --                2,800,603                5,114,553
                                     -------              ------             ------------            -------------
 End of period                        $1,069                $765               $2,252,105               $3,942,050
                                     =======              ======             ============            =============

                                                           HUNTINGTON VA            HUNTINGTON VA
                                   HUNTINGTON VA              MID CORP                   NEW
                                    GROWTH FUND             AMERICA FUND            ECONOMY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(9,209)               $(13,242)                $(13,419)
 Net realized gain (loss) on
  security transactions                  (18,399)                (16,904)                 (16,716)
 Net realized gain on
  distributions                          178,432                 133,236                  413,132
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (655,195)               (658,183)              (1,635,025)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (504,371)               (555,093)              (1,252,028)
                                    ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                               178,104                  73,089                  179,153
 Net transfers                           260,029                 (63,620)                  49,940
 Surrenders for benefit
  payments and fees                     (102,830)               (202,333)                (133,139)
 Net annuity transactions                     --                      --                       --
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      335,303                (192,864)                  95,954
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets                            (169,068)               (747,957)              (1,156,074)
NET ASSETS:
 Beginning of period                   1,949,318               3,274,476                3,755,601
                                    ------------            ------------            -------------
 End of period                        $1,780,250              $2,526,519               $2,599,527
                                    ============            ============            =============

(b) From inception May 1, 2008 to September 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                   HUNTINGTON VA         HUNTINGTON VA
                                      ROTATING           INTERNATIONAL
                                    MARKETS FUND          EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,444               $(6,532)
 Net realized gain (loss) on
  security transactions                  (11,000)              (13,198)
 Net realized gain on
  distributions                           89,231                64,048
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (362,235)             (850,170)
                                    ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (281,560)             (805,852)
                                    ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                92,619               160,943
 Net transfers                             2,355               200,361
 Surrenders for benefit
  payments and fees                      (64,847)             (147,230)
 Net annuity transactions                     --                    --
                                    ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       30,127               214,074
                                    ------------          ------------
 Net increase (decrease) in
  net assets                            (251,433)             (591,778)
NET ASSETS:
 Beginning of period                   1,246,749             3,049,116
                                    ------------          ------------
 End of period                          $995,316            $2,457,338
                                    ============          ============

-------------------------------------------------------------------------------

                                                                HUNTINGTON VA                                 LORD ABBETT
                                        HUNTINGTON VA              MORTGAGE              HUNTINGTON VA         ALL VALUE
                                        MACRO 100 FUND         SECURITIES FUND            SITUS FUND           PORTFOLIO
                                         SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT (E)       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(17,180)                $29,596                 $(60,548)          $(107,984)
 Net realized gain (loss) on
  security transactions                       (39,314)                    742                  (39,390)            (42,066)
 Net realized gain on
  distributions                                    --                   2,200                   85,674                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                     (241,119)                   (728)              (1,230,808)         (1,485,445)
                                         ------------            ------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 (297,613)                 31,810               (1,245,072)         (1,635,495)
                                         ------------            ------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     26,076                  53,974                  229,220             765,081
 Net transfers                                (83,692)                327,908                  (44,292)          1,627,810
 Surrenders for benefit
  payments and fees                          (107,948)                (85,079)                (251,904)           (267,369)
 Net annuity transactions                          --                      --                       --                  --
                                         ------------            ------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                          (165,564)                296,803                  (66,976)          2,125,522
                                         ------------            ------------            -------------       -------------
 Net increase (decrease) in
  net assets                                 (463,177)                328,613               (1,312,048)            490,027
NET ASSETS:
 Beginning of period                        1,819,896               1,304,983                5,798,539           9,415,414
                                         ------------            ------------            -------------       -------------
 End of period                             $1,356,719              $1,633,596               $4,486,491          $9,905,441
                                         ============            ============            =============       =============

                                                                                       LORD ABBETT
                                          LORD ABBETT              LORD ABBETT          GROWTH AND
                                        AMERICA'S VALUE          BOND-DEBENTURE           INCOME
                                           PORTFOLIO                  FUND              PORTFOLIO
                                          SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(75,883)               $(413,055)         $(1,529,450)
 Net realized gain (loss) on
  security transactions                        (32,158)                 (41,324)            (574,288)
 Net realized gain on
  distributions                                     --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                    (1,131,808)              (3,032,857)         (31,962,582)
                                         -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                (1,239,849)              (3,487,236)         (34,066,320)
                                         -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                     159,874                1,657,801            9,080,564
 Net transfers                                 854,412                5,868,630            7,025,800
 Surrenders for benefit
  payments and fees                           (235,502)              (1,379,016)          (5,727,871)
 Net annuity transactions                           --                       --               (2,229)
                                         -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                            778,784                6,147,415           10,376,264
                                         -------------            -------------       --------------
 Net increase (decrease) in
  net assets                                  (461,065)               2,660,179          (23,690,056)
NET ASSETS:
 Beginning of period                         6,502,251               31,473,453          151,714,746
                                         -------------            -------------       --------------
 End of period                              $6,041,186              $34,133,632         $128,024,690
                                         =============            =============       ==============

(e) Formerly Huntington VA Situs Small Cap Fund. Change effective January 24, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                     LORD ABBETT
                                    LARGE-CAP CORE           MFS(R) CORE
                                      PORTFOLIO             EQUITY SERIES
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(60,284)               $(2,466)
 Net realized gain (loss) on
  security transactions                   (32,100)                 2,767
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                 (780,299)              (128,936)
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (872,683)              (128,635)
                                     ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                325,993                     --
 Net transfers                            582,650                (11,725)
 Surrenders for benefit
  payments and fees                      (143,095)               (26,758)
 Net annuity transactions                    (343)                    --
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       765,205                (38,483)
                                     ------------            -----------
 Net increase (decrease) in
  net assets                             (107,478)              (167,118)
NET ASSETS:
 Beginning of period                    5,259,703                641,377
                                     ------------            -----------
 End of period                         $5,152,225               $474,259
                                     ============            ===========

-------------------------------------------------------------------------------

                                                        MFS(R) INVESTORS
                                   MFS(R) GROWTH             GROWTH             MFS(R) INVESTORS     MFS(R) TOTAL
                                      SERIES              STOCK SERIES            TRUST SERIES       RETURN SERIES
                                  SUB-ACCOUNT (F)          SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(6,990)               $(2,866)                $(5,687)           $185,153
 Net realized gain (loss) on
  security transactions                    (855)                 9,512                  32,206              47,479
 Net realized gain on
  distributions                              --                 16,393                  74,367             667,380
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (139,055)              (120,236)               (306,849)         (2,446,452)
                                    -----------            -----------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (146,900)               (97,197)               (205,963)         (1,546,440)
                                    -----------            -----------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                  198                     --                       5              81,434
 Net transfers                           (2,258)               167,088                (140,811)           (574,628)
 Surrenders for benefit
  payments and fees                    (125,916)               (17,155)                (51,892)         (1,224,284)
 Net annuity transactions                    --                     --                      --              20,168
                                    -----------            -----------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (127,976)               149,933                (192,698)         (1,697,310)
                                    -----------            -----------            ------------       -------------
 Net increase (decrease) in
  net assets                           (274,876)                52,736                (398,661)         (3,243,750)
NET ASSETS:
 Beginning of period                    801,536                431,405               1,303,898          13,153,858
                                    -----------            -----------            ------------       -------------
 End of period                         $526,660               $484,141                $905,237          $9,910,108
                                    ===========            ===========            ============       =============

                                                        VAN KAMPEN --           VAN KAMPEN --
                                                       UIF EQUITY AND           UIF CORE PLUS
                                  MFS(R) VALUE             INCOME               FIXED INCOME
                                     SERIES               PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT (B)         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4)                 $2,020                 $330,187
 Net realized gain (loss) on
  security transactions                   (4)                (12,311)                 (95,158)
 Net realized gain on
  distributions                           --                   6,657                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (146)                (26,680)              (1,546,179)
                                     -------             -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (154)                (30,314)              (1,311,150)
                                     -------             -----------            -------------
UNIT TRANSACTIONS:
 Purchases                               800                      --                    4,758
 Net transfers                           533                 (62,286)                  (2,867)
 Surrenders for benefit
  payments and fees                       --                 (45,603)                (832,292)
 Net annuity transactions                 --                      --                       15
                                     -------             -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,333                (107,889)                (830,386)
                                     -------             -----------            -------------
 Net increase (decrease) in
  net assets                           1,179                (138,203)              (2,141,536)
NET ASSETS:
 Beginning of period                      --                 275,714               10,651,667
                                     -------             -----------            -------------
 End of period                        $1,179                $137,511               $8,510,131
                                     =======             ===========            =============

(b) From inception May 1, 2008 to September 30, 2008.

(f)  Formerly MFS(R) Emerging Growth Series. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                    VAN KAMPEN --            VAN KAMPEN --
                                     UIF EMERGING             UIF EMERGING
                                     MARKETS DEBT            MARKETS EQUITY
                                      PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $55,789                 $(365,592)
 Net realized gain (loss) on
  security transactions                    (6,269)                 (262,735)
 Net realized gain on
  distributions                            39,825                 8,360,036
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                 (166,420)              (22,086,120)
                                     ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (77,075)              (14,354,411)
                                     ------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 22,522                 1,544,830
 Net transfers                            (18,947)                3,127,847
 Surrenders for benefit
  payments and fees                      (142,312)               (1,077,325)
 Net annuity transactions                      --                    (7,830)
                                     ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (138,737)                3,587,522
                                     ------------            --------------
 Net increase (decrease) in
  net assets                             (215,812)              (10,766,889)
NET ASSETS:
 Beginning of period                    1,076,257                33,372,157
                                     ------------            --------------
 End of period                           $860,445               $22,605,268
                                     ============            ==============

-------------------------------------------------------------------------------

                                                             VAN KAMPEN --             VAN KAMPEN --
                                    VAN KAMPEN --             UIF MID CAP                 UIF U.S.             MORGAN STANLEY --
                                   UIF HIGH YIELD                GROWTH                MID CAP VALUE              FOCUS GROWTH
                                      PORTFOLIO                PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $77,338                  $(57,759)                 $(66,079)                 $(93,946)
 Net realized gain (loss) on
  security transactions                   (88,042)                  (41,661)                   47,095                   130,299
 Net realized gain on
  distributions                                --                 3,044,352                 4,233,825                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                 (127,252)               (6,907,050)               (7,325,238)               (3,812,303)
                                    -------------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (137,956)               (3,962,118)               (3,110,397)               (3,775,950)
                                    -------------            --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                     --                   707,257                   484,115                    46,714
 Net transfers                           (506,717)                1,295,466                    73,061                  (298,346)
 Surrenders for benefit
  payments and fees                      (226,163)                 (444,173)                 (868,141)               (1,060,314)
 Net annuity transactions                      --                        --                       (13)                   (5,470)
                                    -------------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (732,880)                1,558,550                  (310,978)               (1,317,416)
                                    -------------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets                             (870,836)               (2,403,568)               (3,421,375)               (5,093,366)
NET ASSETS:
 Beginning of period                    1,783,128                12,363,359                16,377,530                14,115,276
                                    -------------            --------------            --------------            --------------
 End of period                           $912,292                $9,959,791               $12,956,155                $9,021,910
                                    =============            ==============            ==============            ==============

                                                            MORGAN STANLEY --         MORGAN STANLEY --
                                  MORGAN STANLEY --              CAPITAL                   MID CAP
                                       BALANCED               OPPORTUNITIES                 GROWTH
                                      PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                   SUB-ACCOUNT (G)             SUB-ACCOUNT             SUB-ACCOUNT (H)
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(22,935)                 $(45,831)                 $(17,576)
 Net realized gain (loss) on
  security transactions                      2,520                    91,283                   186,467
 Net realized gain on
  distributions                            842,604                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (1,836,409)               (1,182,432)               (1,328,019)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,014,220)               (1,136,980)               (1,159,128)
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                   7,608                    23,770                    12,112
 Net transfers                            (314,176)                 (214,939)                  (98,181)
 Surrenders for benefit
  payments and fees                       (749,270)                 (355,879)                 (281,860)
 Net annuity transactions                   (9,768)                   (1,090)                   (2,027)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,065,606)                 (548,138)                 (369,956)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                            (2,079,826)               (1,685,118)               (1,529,084)
NET ASSETS:
 Beginning of period                     8,226,103                 4,702,435                 4,248,622
                                    --------------            --------------            --------------
 End of period                          $6,146,277                $3,017,317                $2,719,538
                                    ==============            ==============            ==============

(g)  Formerly Balanced Growth. Change effective March 8, 2008.

(h) Formerly Developing Growth. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                                         MORGAN STANLEY --
                                  MORGAN STANLEY --           DIVIDEND
                                   FLEXIBLE INCOME             GROWTH
                                      PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $34,609               $(110,415)
 Net realized gain (loss) on
  security transactions                  (323,070)                216,394
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                 (366,168)             (3,781,522)
                                    -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (654,629)             (3,675,543)
                                    -------------          --------------
UNIT TRANSACTIONS:
 Purchases                                     --                 119,880
 Net transfers                           (483,989)               (925,657)
 Surrenders for benefit
  payments and fees                      (577,545)             (1,528,083)
 Net annuity transactions                      --                  (3,660)
                                    -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,061,534)             (2,337,520)
                                    -------------          --------------
 Net increase (decrease) in
  net assets                           (1,716,163)             (6,013,063)
NET ASSETS:
 Beginning of period                    4,288,913              19,701,556
                                    -------------          --------------
 End of period                         $2,572,750             $13,688,493
                                    =============          ==============

-------------------------------------------------------------------------------

                                                        MORGAN STANLEY --
                                 MORGAN STANLEY --           CAPITAL           MORGAN STANLEY --
                                   GLOBAL EQUITY             GROWTH               MONEY MARKET
                                     PORTFOLIO              PORTFOLIO              PORTFOLIO           UTILITIES
                                    SUB-ACCOUNT          SUB-ACCOUNT (I)          SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(13,400)              $(28,046)                $66,940           $(28,595)
 Net realized gain (loss) on
  security transactions                  167,264                 78,779                      --            181,683
 Net realized gain on
  distributions                          348,273                     --                      --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (2,709,142)            (1,063,078)                     --         (1,412,438)
                                   -------------          -------------          --------------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (2,207,005)            (1,012,345)                 66,940         (1,259,350)
                                   -------------          -------------          --------------      -------------
UNIT TRANSACTIONS:
 Purchases                                60,971                     --                      --              3,389
 Net transfers                          (116,580)               (21,380)              6,385,217             (5,791)
 Surrenders for benefit
  payments and fees                     (557,022)              (203,452)             (3,569,799)          (542,364)
 Net annuity transactions                 (6,488)                    --                      --             34,965
                                   -------------          -------------          --------------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (619,119)              (224,832)              2,815,418           (509,801)
                                   -------------          -------------          --------------      -------------
 Net increase (decrease) in
  net assets                          (2,826,124)            (1,237,177)              2,882,358         (1,769,151)
NET ASSETS:
 Beginning of period                   7,517,861              3,544,470               7,820,233          5,914,921
                                   -------------          -------------          --------------      -------------
 End of period                        $4,691,737             $2,307,293             $10,702,591         $4,145,770
                                   =============          =============          ==============      =============

                                 MORGAN STANLEY --        VAN KAMPEN --        VAN KAMPEN --
                                  EQUALLY-WEIGHTED          UIF SMALL            UIF GLOBAL
                                      S&P 500            COMPANY GROWTH          FRANCHISE
                                     PORTFOLIO              PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $90,134              $(8,228)               $1,242
 Net realized gain (loss) on
  security transactions                   650,371              (38,295)               (6,438)
 Net realized gain on
  distributions                         3,375,430               43,965                51,062
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (7,562,315)            (161,196)             (247,709)
                                   --------------          -----------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (3,446,380)            (163,754)             (201,843)
                                   --------------          -----------          ------------
UNIT TRANSACTIONS:
 Purchases                                 73,504                   --                    --
 Net transfers                         (1,690,743)              34,993              (188,351)
 Surrenders for benefit
  payments and fees                    (1,532,814)             (55,571)              (64,330)
 Net annuity transactions                  (6,947)                  --                    --
                                   --------------          -----------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,157,000)             (20,578)             (252,681)
                                   --------------          -----------          ------------
 Net increase (decrease) in
  net assets                           (6,603,380)            (184,332)             (454,524)
NET ASSETS:
 Beginning of period                   19,618,685              651,536             1,157,875
                                   --------------          -----------          ------------
 End of period                        $13,015,305             $467,204              $703,351
                                   ==============          ===========          ============

(i)  Formerly Growth. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------


                                    MTB LARGE CAP           MTB LARGE CAP
                                    GROWTH FUND II          VALUE FUND II
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(12,862)                $(5,360)
 Net realized gain (loss) on
  security transactions                   (17,566)                (34,863)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                 (257,392)               (790,493)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (287,820)               (830,716)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 58,586                 134,036
 Net transfers                             82,332                 (29,927)
 Surrenders for benefit
  payments and fees                       (97,063)               (131,034)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        43,855                 (26,925)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                             (243,965)               (857,641)
NET ASSETS:
 Beginning of period                    1,288,304               3,317,506
                                     ------------            ------------
 End of period                         $1,044,339              $2,459,865
                                     ============            ============

-------------------------------------------------------------------------------

                                    MTB MANAGED             MTB MANAGED            MTB MANAGED
                                     ALLOCATION             ALLOCATION              ALLOCATION             OPPENHEIMER
                                  FUND -- MODERATE      FUND -- AGGRESSIVE     FUND -- CONSERVATIVE           MIDCAP
                                     GROWTH II               GROWTH II              GROWTH II                FUND/VA
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(34,019)               $(5,496)                  $373                 $(32,768)
 Net realized gain (loss) on
  security transactions                  (17,984)               (13,357)                  (885)                 (14,010)
 Net realized gain on
  distributions                               --                     --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (582,506)              (123,322)               (81,084)                (757,125)
                                    ------------            -----------             ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (634,509)              (142,175)               (81,596)                (803,903)
                                    ------------            -----------             ----------             ------------
UNIT TRANSACTIONS:
 Purchases                                98,921                  6,345                  4,860                  125,361
 Net transfers                           542,290                (34,750)               161,278                  186,166
 Surrenders for benefit
  payments and fees                     (295,172)               (52,816)               (31,003)                (112,398)
 Net annuity transactions                     --                     --                     --                       --
                                    ------------            -----------             ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      346,039                (81,221)               135,135                  199,129
                                    ------------            -----------             ----------             ------------
 Net increase (decrease) in
  net assets                            (288,470)              (223,396)                53,539                 (604,774)
NET ASSETS:
 Beginning of period                   3,366,553                628,795                593,901                2,987,242
                                    ------------            -----------             ----------             ------------
 End of period                        $3,078,083               $405,399               $647,440               $2,382,468
                                    ============            ===========             ==========             ============

                                OPPENHEIMER
                                  CAPITAL                 OPPENHEIMER          OPPENHEIMER
                                APPRECIATION           GLOBAL SECURITIES       MAIN STREET
                                  FUND/VA                   FUND/VA            FUND(R)/VA
                                SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(634,300)                 $105,184            $(12,795)
 Net realized gain (loss) on
  security transactions              (183,810)                 (454,775)            (33,150)
 Net realized gain on
  distributions                            --                12,161,941             643,538
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                          (15,076,520)              (67,673,287)         (3,221,835)
                               --------------            --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (15,894,630)              (55,860,937)         (2,624,242)
                               --------------            --------------       -------------
UNIT TRANSACTIONS:
 Purchases                          4,152,839                11,533,139             415,762
 Net transfers                      8,183,491                11,932,284             861,369
 Surrenders for benefit
  payments and fees                (2,479,707)               (7,646,983)           (442,397)
 Net annuity transactions                  --                    (2,103)                 --
                               --------------            --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 9,856,623                15,816,337             834,734
                               --------------            --------------       -------------
 Net increase (decrease) in
  net assets                       (6,038,007)              (40,044,600)         (1,789,508)
NET ASSETS:
 Beginning of period               54,377,812               212,919,425          11,224,634
                               --------------            --------------       -------------
 End of period                    $48,339,805              $172,874,825          $9,435,126
                               ==============            ==============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                OPPENHEIMER
                                MAIN STREET         PUTNAM VT
                                 SMALL CAP         DIVERSIFIED
                                 FUND(R)/VA        INCOME FUND
                                SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(667,684)       $1,696,928
 Net realized gain (loss) on
  security transactions              (44,859)         (105,717)
 Net realized gain on
  distributions                    3,882,310                --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                         (15,598,143)       (6,647,876)
                                ------------       -----------
 Net increase (decrease) in
  net assets resulting from
  operations                     (12,428,376)       (5,056,665)
                                ------------       -----------
UNIT TRANSACTIONS:
 Purchases                         2,900,007         3,193,183
 Net transfers                     5,274,708        (1,152,576)
 Surrenders for benefit
  payments and fees               (3,482,300)       (1,698,052)
 Net annuity transactions                 --              (321)
                                ------------       -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                4,692,415           342,234
                                ------------       -----------
 Net increase (decrease) in
  net assets                      (7,735,961)       (4,714,431)
NET ASSETS:
 Beginning of period              75,588,149        38,646,760
                                ------------       -----------
 End of period                   $67,852,188       $33,932,329
                                ============       ===========

-------------------------------------------------------------------------------

                                                                             PUTNAM VT
                                     PUTNAM VT         PUTNAM VT           INTERNATIONAL       PUTNAM VT
                                   GLOBAL ASSET       GROWTH AND            GROWTH AND       INTERNATIONAL
                                  ALLOCATION FUND     INCOME FUND           INCOME FUND       EQUITY FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $174,993           $50,902              $(2,008)          $565,814
 Net realized gain (loss) on
  security transactions                 (26,227)          (82,663)             (17,900)          (430,930)
 Net realized gain on
  distributions                              --         1,013,533               81,707         10,818,844
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                             (1,566,171)       (2,567,920)            (301,982)       (36,662,211)
                                    -----------       -----------            ---------        -----------
 Net increase (decrease) in
  net assets resulting from
  operations                         (1,417,405)       (1,586,148)            (240,183)       (25,708,483)
                                    -----------       -----------            ---------        -----------
UNIT TRANSACTIONS:
 Purchases                              142,127           115,609               79,318          2,179,138
 Net transfers                          415,772          (302,881)             894,966          1,617,776
 Surrenders for benefit
  payments and fees                    (262,867)         (208,940)             (28,355)        (3,363,433)
 Net annuity transactions                    --                --                   --                 --
                                    -----------       -----------            ---------        -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     295,032          (396,212)             945,929            433,481
                                    -----------       -----------            ---------        -----------
 Net increase (decrease) in
  net assets                         (1,122,373)       (1,982,360)             705,746        (25,275,002)
NET ASSETS:
 Beginning of period                  7,605,827         7,122,486               52,300         81,508,020
                                    -----------       -----------            ---------        -----------
 End of period                       $6,483,454        $5,140,126             $758,046        $56,233,018
                                    ===========       ===========            =========        ===========


                                                       PUTNAM VT         PUTNAM VT
                                     PUTNAM VT            NEW            SMALL CAP
                                  INVESTORS FUND      VALUE FUND        VALUE FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(275,894)          $48,101           $95,558
 Net realized gain (loss) on
  security transactions                 (25,265)         (125,148)          (20,422)
 Net realized gain on
  distributions                              --         1,761,735        12,422,407
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                             (7,477,911)       (4,460,677)      (21,732,170)
                                    -----------       -----------       -----------
 Net increase (decrease) in
  net assets resulting from
  operations                         (7,779,070)       (2,775,989)       (9,234,627)
                                    -----------       -----------       -----------
UNIT TRANSACTIONS:
 Purchases                            5,508,741           229,376           536,398
 Net transfers                       14,143,584          (663,127)        2,429,596
 Surrenders for benefit
  payments and fees                  (1,318,168)         (288,914)       (2,282,583)
 Net annuity transactions                    --                --                --
                                    -----------       -----------       -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  18,334,157          (722,665)          683,411
                                    -----------       -----------       -----------
 Net increase (decrease) in
  net assets                         10,555,087        (3,498,654)       (8,551,216)
NET ASSETS:
 Beginning of period                 22,038,487        10,262,705        57,444,394
                                    -----------       -----------       -----------
 End of period                      $32,593,574        $6,764,051       $48,893,178
                                    ===========       ===========       ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                       PUTNAM VT
                                   THE GEORGE PUTNAM           PUTNAM VT
                                    FUND OF BOSTON             VISTA FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $176,143                $(11,539)
 Net realized gain (loss) on
  security transactions                    (69,724)                (11,498)
 Net realized gain on
  distributions                            466,857                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (1,754,774)               (262,912)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,181,498)               (285,949)
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 750,680                  34,975
 Net transfers                            (499,796)                 83,294
 Surrenders for benefit
  payments and fees                       (162,261)                (50,017)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         88,623                  68,252
                                     -------------            ------------
 Net increase (decrease) in
  net assets                            (1,092,875)               (217,697)
NET ASSETS:
 Beginning of period                     6,113,044               1,056,092
                                     -------------            ------------
 End of period                          $5,020,169                $838,395
                                     =============            ============

-------------------------------------------------------------------------------

                                                                        PIONEER OAK
                                                       PIONEER        RIDGE LARGE CAP      VAN KAMPEN LIT
                                   PUTNAM VT           FUND VCT          GROWTH VCT          ENTERPRISE
                                  VOYAGER FUND        PORTFOLIO          PORTFOLIO            PORTFOLIO
                                  SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(20,973)          $(3,353)            $(4,611)             $(4,861)
 Net realized gain (loss) on
  security transactions               (25,333)          (11,575)             (2,222)             (29,234)
 Net realized gain on
  distributions                            --            22,356              18,314                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                             (398,487)         (118,783)           (118,402)            (277,855)
                                   ----------          --------          ----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                         (444,793)         (111,355)           (106,921)            (311,950)
                                   ----------          --------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                             14,719                86                 217               14,547
 Net transfers                       (181,433)          (76,025)            (23,376)             (74,103)
 Surrenders for benefit
  payments and fees                  (147,442)         (103,388)            (57,857)            (126,563)
 Net annuity transactions                  --                --                  --                   --
                                   ----------          --------          ----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (314,156)         (179,327)            (81,016)            (186,119)
                                   ----------          --------          ----------          -----------
 Net increase (decrease) in
  net assets                         (758,949)         (290,682)           (187,937)            (498,069)
NET ASSETS:
 Beginning of period                2,201,923           771,857             528,500            1,335,343
                                   ----------          --------          ----------          -----------
 End of period                     $1,442,974          $481,175            $340,563             $837,274
                                   ==========          ========          ==========          ===========

                                  VAN KAMPEN LIT                              VAN KAMPEN LIT
                                    GROWTH AND          VAN KAMPEN LIT           CAPITAL
                                      INCOME               COMSTOCK               GROWTH
                                    PORTFOLIO              PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (K)
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $266,413               $679,006             $(3,911)
 Net realized gain (loss) on
  security transactions                 (50,684)              (196,580)              4,473
 Net realized gain on
  distributions                       1,510,879              3,826,805                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                             (9,962,423)           (18,760,327)            (94,136)
                                   ------------          -------------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         (8,235,815)           (14,451,096)            (93,574)
                                   ------------          -------------          ----------
UNIT TRANSACTIONS:
 Purchases                            1,496,059                908,998                  --
 Net transfers                          756,856              2,174,086              (2,490)
 Surrenders for benefit
  payments and fees                  (2,134,716)            (3,414,747)            (37,078)
 Net annuity transactions                   329                     --                  --
                                   ------------          -------------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     118,528               (331,663)            (39,568)
                                   ------------          -------------          ----------
 Net increase (decrease) in
  net assets                         (8,117,287)           (14,782,759)           (133,142)
NET ASSETS:
 Beginning of period                 49,755,018             81,456,728             351,046
                                   ------------          -------------          ----------
 End of period                      $41,637,731            $66,673,969            $217,904
                                   ============          =============          ==========

(k) Formerly Van Kampen Life Investment Trust Strategic Growth Portfolio. Change effective April 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 -- UNAUDITED

-------------------------------------------------------------------------------

                                   VAN KAMPEN LIT
                                      MID CAP            VAN KAMPEN LIT
                                       GROWTH              GOVERNMENT
                                     PORTFOLIO              PORTFOLIO
                                  SUB-ACCOUNT (L)          SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,118)                $7,830
 Net realized gain (loss) on
  security transactions                     130                 (4,920)
 Net realized gain on
  distributions                          43,243                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (95,479)               (28,628)
                                     ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (54,224)               (25,718)
                                     ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                   --                     --
 Net transfers                           64,463                (52,301)
 Surrenders for benefit
  payments and fees                     (30,976)               (54,624)
 Net annuity transactions                    --                     --
                                     ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      33,487               (106,925)
                                     ----------            -----------
 Net increase (decrease) in
  net assets                            (20,737)              (132,643)
NET ASSETS:
 Beginning of period                    183,151                607,461
                                     ----------            -----------
 End of period                         $162,414               $474,818
                                     ==========            ===========

(l) Formerly Van Kampen LIT Aggressive Growth Portfolio. Change effective April 30, 2008.

-------------------------------------------------------------------------------

                                   WELLS FARGO          WELLS FARGO          WELLS FARGO           RIDGEWORTH
                                  ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT         VARIABLE TRUST
                                  C&B LARGE CAP        LARGE COMPANY          SMALL CAP         LARGE CAP GROWTH
                                   VALUE FUND           GROWTH FUND          GROWTH FUND           STOCK FUND
                                 SUB-ACCOUNT (M)        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (N)
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1)                $(211)               $(192)                $(300)
 Net realized gain (loss) on
  security transactions                    1                    (5)                  (1)                   63
 Net realized gain on
  distributions                           --                    --                4,398                 3,587
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                                (411)               (5,061)              (7,337)               (9,751)
                                     -------             ---------            ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (411)               (5,277)              (3,132)               (6,401)
                                     -------             ---------            ---------             ---------
UNIT TRANSACTIONS:
 Purchases                                --                    --                   --                    --
 Net transfers                         4,113                 1,401                3,931                 1,158
 Surrenders for benefit
  payments and fees                       --                     1                   --                   (99)
 Net annuity transactions                 --                    --                   --                    --
                                     -------             ---------            ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    4,113                 1,402                3,931                 1,059
                                     -------             ---------            ---------             ---------
 Net increase (decrease) in
  net assets                           3,702                (3,875)                 799                (5,342)
NET ASSETS:
 Beginning of period                      --                24,297               15,308                25,693
                                     -------             ---------            ---------             ---------
 End of period                        $3,702               $20,422              $16,107               $20,351
                                     =======             =========            =========             =========

                                    RIDGEWORTH           RIDGEWORTH             RIDGEWORTH
                                  VARIABLE TRUST       VARIABLE TRUST         VARIABLE TRUST
                                  LARGE CAP CORE        MID-CAP CORE         LARGE CAP VALUE
                                   EQUITY FUND           EQUITY FUND           EQUITY FUND
                                 SUB-ACCOUNT (O)       SUB-ACCOUNT (P)       SUB-ACCOUNT (Q)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(848)               $(841)                 $7,417
 Net realized gain (loss) on
  security transactions                   (174)                (216)                 (3,277)
 Net realized gain on
  distributions                         15,268                8,773                  90,161
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                               (45,559)             (24,795)               (680,677)
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (31,313)             (17,079)               (586,376)
                                    ----------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                   --                  68,969
 Net transfers                          21,909                  302                 453,109
 Surrenders for benefit
  payments and fees                     (1,187)              (1,666)               (124,677)
 Net annuity transactions                   --                   --                      --
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     20,722               (1,364)                397,401
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets                           (10,591)             (18,443)               (188,975)
NET ASSETS:
 Beginning of period                   139,041               86,710               2,328,608
                                    ----------            ---------            ------------
 End of period                        $128,450              $68,267              $2,139,633
                                    ==========            =========            ============

(m) Funded as of April 9, 2008.

(n) Formerly STI Classic VT Large Cap Growth Stock Fund. Change effective May 1, 2008.

(o) Formerly STI Classic VT Large Cap Core Equity Fund. Change effective May 1, 2008.

(p) Formerly STI Classic VT Mid-Cap Core Equity Fund. Change effective May 1, 2008.

(q) Formerly STI Classic VT Large Cap Value Equity Fund. Change effective May 1, 2008.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (b) Amended and Restated Principal Underwriter Agreement.(2)
       (3)    (c) Form of Dealer Agreement.(3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)    Form of Application.(4)
       (6)    (a) Articles of Incorporation of Hartford.(2)
       (6)    (b) Bylaws of Hartford.(2)
       (7)    Form of Reinsurance Agreement.(2)
       (8)    Form of Fund Participation Agreement.(5)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80738, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement, File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101944, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement, File No. 333-119414, filed on April 9, 2007.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Lynn R. Banziruk                    Assistant Vice President
Gregory J. Brennan                  Senior Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Henry Collie                        Assistant Actuary
Kevin M. Connor                     Executive Vice President
Richard G. Costello                 Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Peter Delehanty                     Senior Vice President
Joseph G. Eck                       Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Executive Vice President
Thomas P. Kalmbach                  Actuary, Vice President
John F. Keenan                      Senior Vice President
Paula A. Knake                      Assistant Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Actuary, Senior Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
Ernest M. McNeill, Jr.              Chief Accounting Officer, Senior Vice President
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Harry S. Monti                      Senior Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert W. Reiff                     Senior Vice President
Sharon A. Ritchie                   Executive Vice President
Sharon Roberts                      Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Vice President, Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Peter Smyth                         Executive Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Chief Actuary, Senior Vice President
Charles N. Vest                     Actuary, Vice President
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-148564, filed on February 9, 2009.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of December 31, 2008, there were 3,384 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena(1)                   Senior Vice President/ Business Line Principal and Director
Diana Benken(1)                   Chief Financial Officer and Controller/FINOP
Kevin M. Connor(2)                Director
James Davey(1)                    Executive Vice President and Director
Peter E. Delahanty(1)             Senior Vice President/IIP Marketing
John N. Giamalis(3)               Treasurer
Stephen T. Joyce(1)               Senior Vice President/Business Line Principal
Kenneth A. McCullum(1)            Senior Vice President
Vernon Meyer(1)                   Senior Vice President
Jamie Ohl(1)                      Senior Vice President/Business Line Principal
Mark A. Sides(4)                  Chief Legal Officer and Secretary
Keith D. Sloane                   Senior Vice President
Martin A. Swanson(1)              Vice President/Marketing
John C. Walters(1)                Chief Executive Officer and President and Director
William D. Wilcox(1)              Chief Legal Officer, AML Compliance Officer and Chief Compliance Officer

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06115

(4)  Address: 500 Bielenberg Dr., Woodbury, MN 55125

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 12th day of February, 2009.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
(Registrant)

By:    John C. Walters*                     *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters,                            Richard J. Wirth
       Chief Executive Officer, President          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       Chief Executive Officer, President
       and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Ernest M. McNeill, Jr., Chief Accounting Officer,
  Senior Vice President                                            *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
John C. Walters, Chief Executive Officer,                                 Richard J. Wirth
  President, Chairman of the Board, Director*                             Attorney-in-Fact
Gregory McGreevey, Executive Vice President, Chief Investment      Date:  February 12, 2009
 Officer, Director*

333-119422

                                 EXHIBIT INDEX

      (9)  Opinion of Richard J. Wirth, Assistant General Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.